Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,400	$3,458
Bally's Corp. 7.959% (LIBOR01M + 3.250%) due 10/02/2028 ~		5,940	5,684
SkyMiles IP Ltd. 8.558% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,140	1,183
United Airlines, Inc. 8.568% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,834	3,815
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		3,516	3,094

Total Loan Participations and Assignments (Cost $17,838)			17,234

CORPORATE BONDS & NOTES 34.5%
BANKING & FINANCE 22.3%
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,217
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,178
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,162
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,202
Bank of America Corp. 3.419% due 12/20/2028 •		25,728	23,925
Barclays PLC 2.894% due 11/24/2032 •		6,900	5,538
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	6,810
4.400% due 08/14/2028		14,700	13,937
4.500% due 02/25/2030 •(c)(d)		900	668
4.625% due 02/25/2031 •(c)(d)		1,900	1,425
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	4,739
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,666
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,469
Citigroup, Inc. 3.785% due 03/17/2033 •(e)		2,000	1,795
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	6,127
Credit Agricole SA 7.500% due 06/23/2026 •(c)(d)	GBP	100	113
Credit Suisse AG 6.500% due 08/08/2023 (d)		$7,466	7,177
Credit Suisse AG AT1 Claim ^		10,000	575
Crown Castle, Inc. 4.300% due 02/15/2029		3,000	2,895
Deutsche Bank AG
2.129% due 11/24/2026 •(e)		1,400	1,208
2.311% due 11/16/2027 •		9,500	8,061
3.729% due 01/14/2032 •(e)		1,200	896
3.961% due 11/26/2025 •		9,000	8,521
5.625% due 05/19/2031 •	EUR	200	206
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	209
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,485
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,277
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	4,900	5,760
3.810% due 01/09/2024		$2,000	1,979
5.584% due 03/18/2024		400	396
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	946
GLP Capital LP
4.000% due 01/15/2030		3,278	2,911
5.250% due 06/01/2025		2,450	2,395
5.300% due 01/15/2029		3,150	3,009

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

Goldman Sachs Group, Inc. 6.669% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,028
Golub Capital BDC, Inc. 2.050% due 02/15/2027		4,000	3,282
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	2,957
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,799
5.875% due 09/28/2026 •(c)(d)	GBP	11,800	12,772
6.000% due 09/29/2023 •(c)(d)	EUR	200	212
6.375% due 09/17/2024 •(c)(d)		$1,200	1,119
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,556
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,191
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		7,100	6,605
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,772
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,105
Morgan Stanley
0.000% due 04/02/2032 þ(e)		7,000	4,353
3.591% due 07/22/2028 •		9,000	8,508
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,539
Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	4,557
6.625% due 03/26/2026 •(c)(d)		5,000	4,711
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		2,152	2,133
Sammons Financial Group, Inc. 3.350% due 04/16/2031		3,000	2,367
Synchrony Financial 3.950% due 12/01/2027		1,100	933
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	182	215
5.744% due 04/13/2040		595	727
5.801% due 10/13/2040		6,600	8,101
Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	8,697
3.350% due 03/02/2033 •		8,000	6,941
4.150% due 01/24/2029		5,400	5,161

			268,218

INDUSTRIALS 10.6%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,060	1,917
5.000% due 06/15/2025		2,734	2,695
Aker BP ASA 2.000% due 07/15/2026		1,300	1,170
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,734	2,658
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,943	1,747
3.375% due 11/01/2028		5,367	4,676
3.575% due 07/15/2029		1,865	1,719
3.650% due 02/15/2029		2,485	2,268
3.700% due 04/01/2028		2,389	2,192
American Airlines, Inc.
5.500% due 04/20/2026		4,100	4,040
5.750% due 04/20/2029		1,700	1,633
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,469
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	6,675
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,632	2,279
CDW LLC 2.670% due 12/01/2026		4,200	3,782
Charter Communications Operating LLC 5.125% due 07/01/2049		2,000	1,585
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,325	1,281
Dell International LLC 5.300% due 10/01/2029		1,000	1,008
Energy Transfer LP
3.750% due 05/15/2030		450	416
5.250% due 04/15/2029		11,400	11,367
EQM Midstream Partners LP 4.125% due 12/01/2026		800	727
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,173
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,502

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

Imperial Brands Finance PLC 3.875% due 07/26/2029		$4,000	3,601
Kansas City Southern 4.200% due 11/15/2069		4,600	3,717
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,750	4,438
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,407
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		400	328
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,700	1,696
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,896
4.345% due 09/17/2027		2,900	2,738
4.810% due 09/17/2030		700	634
Rolls-Royce PLC
3.625% due 10/14/2025		200	191
4.625% due 02/16/2026	EUR	300	323
5.750% due 10/15/2027	GBP	1,100	1,300
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		$3,800	3,296
Trustees of the University of Pennsylvania 3.610% due 02/15/2119		6,500	4,714
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		488	457
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,423	3,737
2.875% due 04/07/2030		1,545	1,379
3.450% due 01/07/2030		1,597	1,388
4.000% due 10/11/2027		1,030	973
4.150% due 10/11/2025		905	887
5.875% due 04/15/2029		9,130	9,114
United Airlines, Inc. 4.625% due 04/15/2029		1,000	906
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	5,150
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,194
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,600	1,430
Weir Group PLC 2.200% due 05/13/2026		3,400	3,065
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		1,400	1,374

			127,312

UTILITIES 1.6%
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,435
Pacific Gas & Electric Co.
3.300% due 12/01/2027		2,800	2,524
3.750% due 07/01/2028		1,800	1,658
3.950% due 12/01/2047		2,400	1,711
4.300% due 03/15/2045		700	528
4.500% due 07/01/2040		1,800	1,480
4.550% due 07/01/2030		3,400	3,188
5.250% due 03/01/2052		2,000	1,706
Toledo Edison Co. 2.650% due 05/01/2028		4,584	4,064

			19,294

Total Corporate Bonds & Notes (Cost $466,495)			414,824

MUNICIPAL BONDS & NOTES 3.8%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		3,300	2,765
3.714% due 06/01/2041		4,500	3,532
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		2,995	2,800

			9,097

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		1,017	1,117

MICHIGAN 1.0%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122		3,200	2,537

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122		10,000	9,060

			11,597

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119		5,000	3,751

NEW YORK 0.7%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		11,700	8,360

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		5,500	3,573

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049		9,000	8,149

Total Municipal Bonds & Notes (Cost $56,941)			45,644

U.S. GOVERNMENT AGENCIES 42.4%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038		25	26
Ginnie Mae, TBA 2.500% due 05/01/2053		77,400	68,181
Uniform Mortgage-Backed Security
4.000% due 09/01/2048		260	252
4.500% due 08/01/2039 - 11/01/2041		106	106
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2053		188,500	169,325
4.000% due 04/01/2053 - 05/01/2053		64,800	62,007
4.500% due 05/01/2053		133,200	130,550
5.000% due 04/01/2053		80,000	79,794

Total U.S. Government Agencies (Cost $506,925)			510,241

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)(j)		10,000	6,897
1.750% due 08/15/2041 (h)		100,000	72,484
2.000% due 11/15/2041 (h)(j)		145,000	109,551

Total U.S. Treasury Obligations (Cost $252,279)			188,932

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~		2,329	1,849
Banc of America Funding Trust 4.412% due 01/20/2047 ^~		20	18
Bear Stearns Adjustable Rate Mortgage Trust
4.099% due 05/25/2034 ~		11	9
4.135% due 10/25/2033 ~		7	6
Bear Stearns ALT-A Trust 3.768% due 02/25/2036 ^~		260	179
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		1,115	1,082
Citigroup Mortgage Loan Trust
3.790% due 09/25/2035 •		17	16
6.080% due 09/25/2035 •		35	34
Commercial Mortgage Trust 5.985% due 12/15/2038 •		9,700	8,992
Countrywide Alternative Loan Trust
5.245% due 05/25/2036 •		30	25
6.000% due 08/25/2034		3,065	2,972
Countrywide Home Loan Mortgage Pass-Through Trust 5.485% due 03/25/2035 •		49	39
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.354% due 07/25/2033 ~		1	1
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		2,603	2,437
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		5,408	4,986
2.691% due 03/25/2060 ~		5,722	5,620
4.991% due 08/25/2067 ~		2,025	1,989
Downey Savings & Loan Association Mortgage Loan Trust
4.540% due 07/19/2044 ~		203	179
5.281% due 08/19/2045 •		311	256
Eurosail PLC
5.221% due 06/13/2045 •	GBP	547	666
5.221% due 06/13/2045 ~		357	435

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

GreenPoint Mortgage Funding Trust 5.305% due 06/25/2045 •		$737	523
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.364% due 10/25/2033 ~		1	1
GSR Mortgage Loan Trust
4.052% due 09/25/2035 ~		47	44
4.324% due 09/25/2035 ~		41	40
6.780% due 03/25/2033 •		4	4
HarborView Mortgage Loan Trust
5.141% due 01/19/2038 •		75	65
5.441% due 06/20/2035 •		128	112
HomeBanc Mortgage Trust 5.365% due 01/25/2036 ~		220	204
JP Morgan Mortgage Trust
3.202% due 11/25/2033 ~		10	10
3.702% due 07/25/2035 ~		17	17
3.754% due 02/25/2035 ~		5	4
3.999% due 07/25/2035 ~		89	85
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		2,654	2,470
MFA Trust
1.381% due 04/25/2065 ~		1,491	1,352
1.947% due 04/25/2065 ~		1,516	1,384
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~		5,000	3,922
Morgan Stanley Mortgage Loan Trust 4.168% due 08/25/2034 ~		166	157
Natixis Commercial Mortgage Securities Trust 5.634% due 08/15/2038 •		1,200	1,122
New York Mortgage Trust 1.670% due 08/25/2061 þ		5,321	4,892
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		3,440	3,288
Residential Accredit Loans, Inc. Trust 5.265% due 04/25/2046 ~		700	202
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	GBP	6,406	7,902
Structured Adjustable Rate Mortgage Loan Trust 5.193% due 02/25/2034 ~		$14	13
Structured Asset Mortgage Investments Trust 5.465% due 09/25/2045 •		264	238
Towd Point Mortgage Funding 5.243% due 07/20/2045 ~	GBP	8,691	10,624
Towd Point Mortgage Trust 5.845% due 10/25/2059 •		$4,226	4,203
WaMu Mortgage Pass-Through Certificates Trust
4.138% due 02/25/2046 •		244	213
5.465% due 01/25/2045 •		23	22
5.585% due 11/25/2034 •		373	334
Warwick Finance Residential Mortgages PLC 5.124% due 12/21/2049 •	GBP	685	836
Wells Fargo Mortgage-Backed Securities Trust 4.267% due 10/25/2037 ~		$1,746	1,526

Total Non-Agency Mortgage-Backed Securities (Cost $82,925)			77,599

ASSET-BACKED SECURITIES 24.4%
AASET Trust 2.798% due 01/15/2047		5,564	4,787
ACE Securities Corp. Home Equity Loan Trust 5.625% due 04/25/2034 •		237	222
ACREC Ltd. 5.859% due 10/16/2036 •		2,000	1,911
Ameriquest Mortgage Securities Trust 5.430% due 03/25/2036 •		4	4
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.760% due 01/25/2035 ~		2,611	2,515
5.865% due 01/25/2035 •		1,269	1,131
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		2,532	2,508
Aqueduct European CLO DAC 2.982% due 07/20/2030 •	EUR	6,240	6,637
Arbor Realty Commercial Real Estate Notes Ltd. 6.034% due 11/15/2036 •		$7,600	7,443
Aurium CLO DAC 2.958% due 04/16/2030 •	EUR	6,794	7,191
Bear Stearns Asset-Backed Securities Trust
5.580% due 09/25/2035 ~		$3,765	3,744
5.845% due 10/25/2037 •		2	2
BlueMountain Fuji EUR CLO DAC 3.118% due 04/15/2034 •	EUR	6,000	6,236
BlueMountain Fuji EUR CLO II DAC 2.938% due 07/15/2030 •		5,959	6,343
BlueMountain Fuji Eur CLO V DAC 3.198% due 01/15/2033 •		7,550	7,914

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

BNPP AM Euro CLO DAC 2.888% due 04/15/2031 •		1,800	1,889
Cairn CLO DAC
3.068% due 04/30/2031 •		5,917	6,269
3.162% due 01/31/2030 •		4,731	5,018
Centex Home Equity Loan Trust 5.805% due 10/25/2035 •		$4,279	4,169
CLNC Ltd. 6.056% due 08/20/2035 •		4,387	4,311
Conseco Finance Corp. 6.530% due 02/01/2031 ~		969	832
Crestline Denali CLO Ltd. 5.955% due 10/23/2031 •		12,780	12,553
CVC Cordatus Loan Fund DAC 3.587% due 09/15/2031 •	EUR	4,500	4,750
ECAF Ltd.
3.473% due 06/15/2040		$115	77
4.947% due 06/15/2040		336	226
ECMC Group Student Loan Trust 5.595% due 02/27/2068 •		5,154	5,004
Gallatin CLO Ltd. 5.169% due 07/15/2031 •		8,880	8,705
GoldenTree Loan Management EUR CLO DAC 3.242% due 01/20/2032 •	EUR	3,200	3,367
GSAMP Trust 5.625% due 07/25/2045 •		$1,484	1,441
Harvest CLO DAC
2.928% due 10/15/2031 •	EUR	7,500	7,881
3.333% due 11/18/2029 •		115	124
Jubilee CLO DAC 3.757% due 12/15/2029 •		5,871	6,256
LCCM Trust 6.134% due 11/15/2038 ~		$5,000	4,833
MACH Cayman Ltd. 3.474% due 10/15/2039		1,691	1,440
Madison Park Funding Ltd. 5.645% due 04/22/2027 •		3,683	3,666
Man GLG Euro CLO DAC
2.968% due 10/15/2030 •	EUR	2,538	2,701
3.647% due 12/15/2031 •		7,296	7,722
Marble Point CLO Ltd. 5.832% due 10/15/2030 •		$5,000	4,940
Merrill Lynch Mortgage Investors Trust 5.085% due 02/25/2037 •		142	42
METAL LLC 4.581% due 10/15/2042		1,846	1,080
Morgan Stanley ABS Capital, Inc. Trust
5.490% due 09/25/2035 ~		21	21
6.095% due 07/25/2037 •		7,000	5,812
Morgan Stanley Mortgage Loan Trust 5.565% due 04/25/2037 •		90	26
Navient Student Loan Trust 5.895% due 12/27/2066 •		11,299	11,064
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.730% due 09/25/2035 •		113	113
OCP Euro CLO DAC 3.273% due 09/22/2034 •	EUR	7,200	7,591
OZLM Ltd. 5.908% due 10/20/2031 •		$2,000	1,971
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		1,222	1,201
Palmer Square European Loan Funding DAC 3.008% due 10/15/2031 •	EUR	5,753	6,035
Palmer Square Loan Funding Ltd. 5.592% due 10/15/2029 •		$6,865	6,779
PRET LLC
1.868% due 07/25/2051 þ		4,589	4,267
1.992% due 02/25/2061 þ		2,431	2,287
Progress Residential Trust 2.393% due 12/17/2040		2,096	1,810
Residential Asset Securities Corp. Trust
5.535% due 11/25/2035 •		1,263	1,240
5.565% due 01/25/2036 •		1,500	1,446
5.805% due 08/25/2035 •		5,878	5,707
Securitized Asset-Backed Receivables LLC Trust 5.625% due 02/25/2034 •		6,620	6,373
Segovia European CLO DAC 3.104% due 01/18/2031 •	EUR	1,001	1,063
Sound Point CLO Ltd.
5.715% due 01/23/2029 •		$7,775	7,717
5.798% due 07/25/2030 ~		10,992	10,845
5.858% due 10/20/2028 •		3,841	3,830
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		7,800	7,545
Stonepeak ABS 2.301% due 02/28/2033		1,272	1,176

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

Structured Asset Investment Loan Trust 5.550% due 03/25/2034 •		1,647	1,548
Symphony CLO Ltd. 5.672% due 04/15/2028 •		3,175	3,164
Toro European CLO DAC 3.204% due 01/12/2032 •	EUR	2,500	2,635
Venture CLO Ltd.
5.672% due 04/15/2027 •		$13,287	13,231
5.708% due 10/20/2028 •		5,949	5,874
5.828% due 04/20/2029 •		10,247	10,205
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,654
WAVE LLC 3.597% due 09/15/2044		1,966	1,668

Total Asset-Backed Securities (Cost $312,300)			293,782

SOVEREIGN ISSUES 0.3%
Romania Government International Bond 1.750% due 07/13/2030	EUR	5,200	4,156

Total Sovereign Issues (Cost $6,130)			4,156

		SHARES
PREFERRED SECURITIES 4.6%
FINANCIALS 4.3%
American Express Co. 3.550% due 09/15/2026 •(c)		3,600,000	3,040
Bank of America Corp. 5.875% due 03/15/2028 •(c)		6,400,000	5,768
Capital Farm Credit ACA 5.000% due 03/15/2026 •(c)		4,700,000	4,340
Charles Schwab Corp.
4.000% due 12/01/2030 •(c)		5,000,000	3,944
5.000% due 12/01/2027 •(c)		5,000,000	3,916
Citigroup, Inc. 3.875% due 02/18/2026 •(c)		5,300,000	4,476
CoBank ACB
4.250% due 01/01/2027 •(c)		2,000,000	1,657
6.450% due 10/01/2027 •(c)		5,500,000	5,129
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(c)		2,300,000	1,918
MetLife Capital Trust 7.875% due 12/15/2067		600,000	628
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(c)		5,000,000	3,928
Wells Fargo & Co. 5.900% due 06/15/2024 •(c)		13,400,000	12,650

			51,394

INDUSTRIALS 0.3%
General Electric Co. 8.196% (US0003M + 3.330%) due 06/15/2023 ~(c)		4,135,000	4,135

Total Preferred Securities (Cost $62,911)			55,529

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (f) 1.9%			22,885

U.S. TREASURY BILLS 0.1%
4.615% due 04/06/2023 (a)(b)		$622	622

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $23,506)		23,507

Total Investments in Securities (Cost $1,788,250)		1,631,448

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	6,680,592	64,949

Total Short-Term Instruments (Cost $64,950)		64,949

Total Investments in Affiliates (Cost $64,950)		64,949

Total Investments 140.8% (Cost $1,853,200)		$1,696,397
Financial Derivative Instruments (g)(i) (0.4)%(Cost or Premiums, net $(316))		(4,332)
Other Assets and Liabilities, net (40.4)%		(487,159)

Net Assets 100.0%		$1,204,906

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$2,000	$1,795	0.15%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,400	1,208	0.10
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	1,200	896	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,110	4,353	0.36

$10,710	$8,252	0.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.850%	03/31/2023	04/03/2023	$19,900	U.S. Treasury Bonds 3.000% due 02/15/2049	$(20,538)	$19,900	$19,908
FICC	2.200	03/31/2023	04/03/2023	2,985	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(3,045)	2,985	2,985

Total Repurchase Agreements	$(23,583)	$22,885	$22,893

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(6,485) at a weighted average interest rate of 4.294%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2023	1,677	$183,645	$3,771	$380	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra 10-Year Note June Futures	06/2023	872	$(105,635)	$(3,420)	$0	$(478)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	548	(77,337)	(2,548)	0	(736)

$(5,968)	$0	$(1,214)

Total Futures Contracts	$(2,197)	$380	$(1,214)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.655%		$3,700	$(140)	$168	$28	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.814		700	10	(5)	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.784		1,500	(7)	19	12	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.054	EUR	2,000	(8)	4	(4)	3	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.157		2,000	(12)	(3)	(15)	5	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.609		$3,500	(44)	80	36	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.267		5,800	(201)	234	33	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.358		3,400	(5)	32	27	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.430		1,400	(22)	36	14	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.599		400	3	2	5	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.990	EUR	1,700	5	(3)	2	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.817		$1,400	32	(23)	9	1	0

							$(389)	$541	$152	$19	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$8,100	$83	$14	$97	$8	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		15,400	108	74	182	17	0

							$191	$88	$279	$25	$0

Total Swap Agreements							$(198)	$629	$431	$44	$(1)

(h)

Securities with an aggregate market value of $12,278 and cash of $10,340 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.

(1)									Unsettled variation margin liability of $(7) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		05/2023			$101		ZAR	1,851	$3		$0
		06/2023			46		TWD	1,391	1		0
BPS		04/2023		AUD	261		$177		2		0
		04/2023		KRW	35,415		27		0		0
		05/2023			$2,313		EUR	2,124	0		(6)
		06/2023		IDR	527,092		$35		0		0
		06/2023		MXN	11,582		607		0		(26)
		06/2023			$2		IDR	32,512	0		0
		06/2023			27		KRW	35,260	0		0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

06/2023	234	TWD	7,107	1	0
BRC	04/2023	48,617	GBP	39,395	20	(39)
04/2023	139	PLN	611	3	0
05/2023	GBP	38,476	$47,530	38	0
CBK	04/2023	INR	3,168	38	0	0
04/2023	$1,056	GBP	862	7	0
06/2023	COP	2,774,539	$569	0	(18)
06/2023	IDR	272,639	18	0	0
DUB	04/2023	$108,312	EUR	100,085	230	0
05/2023	EUR	100,085	$108,486	0	(227)
05/2023	$77	ZAR	1,442	3	0
GLM	05/2023	7	123	0	0
MBC	04/2023	207	PLN	908	3	0
06/2023	IDR	4,415,392	$290	0	(4)
MYI	04/2023	$58	KRW	72,627	0	(3)
06/2023	IDR	1,281,531	$84	0	(1)
RYL	04/2023	$2,646	EUR	2,493	58	0
SCX	04/2023	INR	7,757	$95	0	0
04/2023	$114	KRW	140,496	0	(6)
06/2023	IDR	3,206,433	$210	0	(3)
06/2023	$389	TWD	11,832	3	0
TOR	04/2023	CAD	9,893	$7,293	0	(27)
04/2023	GBP	40,257	48,420	0	(1,241)
04/2023	$2,503	CAD	3,392	7	0
05/2023	CAD	3,391	$2,503	0	(7)
UAG	04/2023	EUR	102,578	108,909	0	(2,337)
04/2023	$4,786	CAD	6,507	29	0
05/2023	CAD	6,504	$4,786	0	(29)

Total Forward Foreign Currency Contracts	$408	$(3,974)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2023	0.173%	$2,300	$(21)	$26	$5	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	1,700	(14)	31	17	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	400	(7)	3	0	(4)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.702	600	(5)	10	5	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	1,400	(12)	26	14	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.614	200	(3)	5	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.840	2,000	5	7	12	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.944	700	(2)	4	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	2,600	(59)	36	0	(23)

Total Swap Agreements	$(118)	$148	$57	$(27)

(j)

Securities with an aggregate market value of $4,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,234	$0	$17,234
Corporate Bonds & Notes
Banking & Finance	0	268,218	0	268,218
Industrials	0	127,312	0	127,312
Utilities	0	19,294	0	19,294
Municipal Bonds & Notes
California	0	9,097	0	9,097
Illinois	0	1,117	0	1,117
Michigan	0	11,597	0	11,597
New Jersey	0	3,751	0	3,751
New York	0	8,360	0	8,360
Virginia	0	3,573	0	3,573
West Virginia	0	8,149	0	8,149
U.S. Government Agencies	0	510,241	0	510,241
U.S. Treasury Obligations	0	188,932	0	188,932
Non-Agency Mortgage-Backed Securities	0	77,599	0	77,599
Asset-Backed Securities	0	293,782	0	293,782
Sovereign Issues	0	4,156	0	4,156
Preferred Securities
Financials	0	51,394	0	51,394
Industrials	0	4,135	0	4,135
Short-Term Instruments
Repurchase Agreements	0	22,885	0	22,885
U.S. Treasury Bills	0	622	0	622

	$0	$1,631,448	$0	$1,631,448
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,949	$0	$0	$64,949

Total Investments	$64,949	$1,631,448	$0	$1,696,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	424	0	424
Over the counter	0	465	0	465

	$0	$889	$0	$889
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,213)	0	(1,213)
Over the counter	0	(4,001)	0	(4,001)

	$0	$(5,214)	$0	$(5,214)

Total Financial Derivative Instruments	$0	$(4,325)	$0	$(4,325)

Totals	$64,949	$1,627,123	$0	$1,692,072

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.7% ¤
CORPORATE BONDS & NOTES 76.3%
BANKING & FINANCE 39.3%
AerCap Ireland Capital DAC
1.650% due 10/29/2024 (d)		$1,200	$1,123
4.500% due 09/15/2023 (d)		1,000	991
Ally Financial, Inc. 1.450% due 10/02/2023		1,000	967
American Tower Corp. 3.375% due 05/15/2024 (d)		1,200	1,175
Banco Santander SA 3.892% due 05/24/2024 (d)		1,000	978
Barclays PLC
5.304% due 08/09/2026 •(d)		600	588
5.845% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	337
6.252% (US0003M + 1.380%) due 05/16/2024 ~(d)		$700	698
BNP Paribas SA 4.705% due 01/10/2025 •(d)		1,600	1,582
BPCE SA 1.652% due 10/06/2026 •(d)		1,000	899
Corebridge Financial, Inc. 3.650% due 04/05/2027 (d)		400	375
Credit Suisse Group AG 6.394% (US0003M + 1.240%) due 06/12/2024 ~		700	683
Danske Bank AS 6.214% (US0003M + 1.060%) due 09/12/2023 ~(d)		500	500
Deutsche Bank AG
0.962% due 11/08/2023 (d)		1,100	1,051
2.222% due 09/18/2024 •(d)		500	486
First Abu Dhabi Bank PJSC 5.693% (US0003M + 0.850%) due 08/08/2023 ~		1,000	1,002
Five Corners Funding Trust 4.419% due 11/15/2023		500	497
FS KKR Capital Corp. 1.650% due 10/12/2024 (d)		1,200	1,104
GA Global Funding Trust
1.250% due 12/08/2023 (d)		1,200	1,164
1.625% due 01/15/2026 (d)		400	364
HSBC Holdings PLC 6.534% (US0003M + 1.380%) due 09/12/2026 ~(d)		2,070	2,053
JPMorgan Chase & Co. 3.559% due 04/23/2024 •(d)		1,000	999
LeasePlan Corp. NV 2.875% due 10/24/2024 (d)		2,100	1,996
Lloyds Banking Group PLC
4.716% due 08/11/2026 •(d)		1,000	974
5.032% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	662
Nationwide Building Society 4.363% due 08/01/2024 •(d)		$2,000	1,984
NatWest Group PLC 4.519% due 06/25/2024 •		900	896
Nomura Holdings, Inc.
1.851% due 07/16/2025 (d)		200	183
2.329% due 01/22/2027 (d)		1,700	1,504
QNB Finance Ltd. 6.248% (US0003M + 1.250%) due 03/21/2024 ~		600	602
Scentre Group Trust 3.500% due 02/12/2025 (d)		800	776
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024 (d)		300	293
Societe Generale SA 1.488% due 12/14/2026 •(d)		1,900	1,658
Synchrony Financial 4.250% due 08/15/2024 (d)		600	567
UBS Group AG 4.488% due 05/12/2026 •(d)		700	676

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

VICI Properties LP 4.375% due 05/15/2025		300	291

			32,678

INDUSTRIALS 30.7%
BAT Capital Corp.
3.222% due 08/15/2024 (d)		1,600	1,552
3.557% due 08/15/2027 (d)		400	372
Berry Global, Inc.
1.570% due 01/15/2026 (d)		600	545
4.875% due 07/15/2026 (d)		600	585
Boeing Co. 4.508% due 05/01/2023 (d)		500	500
Broadcom, Inc.
2.250% due 11/15/2023 (d)		200	196
3.459% due 09/15/2026 (d)		900	861
Charter Communications Operating LLC 6.464% (US0003M + 1.650%) due 02/01/2024 ~(d)		1,400	1,405
DAE Funding LLC 1.550% due 08/01/2024 (d)		600	565
Dell International LLC 5.450% due 06/15/2023 (d)		165	165
Delta Air Lines, Inc. 7.375% due 01/15/2026 (d)		500	521
Gilead Sciences, Inc. 1.200% due 10/01/2027 (d)		700	612
Global Payments, Inc. 1.200% due 03/01/2026 (d)		700	623
Hyundai Capital America 5.500% due 03/30/2026		800	802
Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)		650	630
6.125% due 07/27/2027 (d)		1,100	1,130
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		1,000	895
Kansas City Southern 3.000% due 05/15/2023 (d)		1,500	1,494
Lennar Corp. 4.500% due 04/30/2024 (d)		400	395
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		1,000	985
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (d)		1,000	1,000
Petronas Energy Canada Ltd. 2.112% due 03/23/2028 (d)		1,000	905
Pioneer Natural Resources Co. 5.100% due 03/29/2026		400	402
Renesas Electronics Corp. 1.543% due 11/26/2024 (d)		1,700	1,588
Saudi Arabian Oil Co. 1.250% due 11/24/2023 (d)		600	586
TD SYNNEX Corp. 1.250% due 08/09/2024 (d)		2,000	1,872
Transurban Queensland Finance Pty. Ltd. 5.712% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	1,014
Warnermedia Holdings, Inc. 3.638% due 03/15/2025 (d)		$700	677
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024 (d)		800	789
4.950% due 09/15/2028		300	294
Woodside Finance Ltd.
3.650% due 03/05/2025		600	585
3.700% due 09/15/2026		1,000	960

			25,505

UTILITIES 6.3%
AES Corp. 1.375% due 01/15/2026 (d)		1,300	1,171
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		1,500	1,482
KT Corp. 4.000% due 08/08/2025 (d)		1,400	1,371
Pacific Gas & Electric Co.
2.100% due 08/01/2027 (d)		200	175
2.950% due 03/01/2026 (d)		100	93
3.250% due 06/15/2023 (d)		100	100
3.400% due 08/15/2024 (d)		200	194
3.850% due 11/15/2023		100	99
4.950% due 06/08/2025 (d)		500	494

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (d)		100	97

			5,276

Total Corporate Bonds & Notes (Cost $66,540)			63,459

MUNICIPAL BONDS & NOTES 0.9%
ILLINOIS 0.4%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023		300	301

PENNSYLVANIA 0.5%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 4.948% (US0003M + 0.130%) due 10/25/2036 ~		438	433

Total Municipal Bonds & Notes (Cost $732)			734

U.S. GOVERNMENT AGENCIES 1.6%
Freddie Mac 1.000% due 09/15/2044 (d)		1,525	1,320
Ginnie Mae
5.211% due 10/20/2037 •		19	19
5.246% due 08/20/2061 •		1	1

Total U.S. Government Agencies (Cost $1,552)			1,340

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.1%
Avon Finance PLC 5.071% due 09/20/2048 •	GBP	566	697
Banc of America Funding Trust 4.496% due 09/20/2034 ~		$17	15
Bear Stearns Adjustable Rate Mortgage Trust
3.914% due 01/25/2034 ~		3	3
4.065% due 04/25/2033 ~		10	10
4.191% due 11/25/2034 ~		17	15
Brass PLC 5.572% due 11/16/2066 •		18	18
BWAY Mortgage Trust 5.934% due 09/15/2036 •		1,400	1,329
BX Commercial Mortgage Trust 5.641% due 01/15/2034 ~		1,085	1,054
Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		927	850
5.410% due 10/25/2035 •		2	2
Countrywide Alternative Loan Trust 1.397% due 07/25/2036 «•		1	0
Credit Suisse First Boston Mortgage Securities Corp.
3.479% due 06/25/2033 ~		5	5
6.500% due 04/25/2033		13	13
DROP Mortgage Trust 5.830% due 10/15/2043 •		1,500	1,387
Extended Stay America Trust 5.765% due 07/15/2038 ~		1,269	1,232
GCAT Trust
1.348% due 05/25/2066 ~		576	474
1.503% due 05/25/2066 ~		576	465
GCT Commercial Mortgage Trust 5.484% due 02/15/2038 •		200	184
Gemgarto PLC 4.750% due 12/16/2067 •	GBP	981	1,197
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~		$1,200	1,195
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 ~		436	401
5.000% due 02/25/2052 ~		1,296	1,187
GSR Mortgage Loan Trust
4.052% due 09/25/2035 ~		2	2
7.441% due 08/25/2033 •		31	28
Impac CMB Trust
5.485% due 03/25/2035 •		131	118
5.845% due 07/25/2033 •		47	47
InTown Mortgage Trust 7.316% due 08/15/2039 •		400	398
JP Morgan Chase Commercial Mortgage Securities Trust 6.134% due 12/15/2031 •		530	506
JP Morgan Mortgage Trust
3.754% due 02/25/2035 ~		1	1
4.082% due 09/25/2034 ~		5	4
4.146% due 04/25/2035 ~		10	10
4.490% due 02/25/2034 ~		9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.164% due 06/15/2030 •		5	5
5.267% due 10/20/2029 •		5	5

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.197% due 02/25/2035 ~		51	47
5.305% due 04/25/2029 •		2	2
5.485% due 10/25/2028 •		1	1
MFA Trust
1.131% due 07/25/2060 ~		606	533
1.381% due 04/25/2065 ~		149	135
Morgan Stanley Mortgage Loan Trust 4.830% due 11/25/2034 ~		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 ~		173	158
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		348	314
2.750% due 07/25/2059 ~		488	456
2.750% due 11/25/2059 ~		500	469
3.500% due 12/25/2057 ~		572	541
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •		1,300	1,195
Prime Mortgage Trust 5.245% due 02/25/2034 •		3	3
RESIMAC Bastille Trust 5.323% due 02/03/2053 •		588	581
Sequoia Mortgage Trust
5.461% due 10/19/2026 ~		26	24
5.521% due 10/20/2027 •		4	3
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	GBP	137	168
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		$3	2
5.341% due 07/19/2034 •		16	15
5.421% due 09/19/2032 •		3	3
Thornburg Mortgage Securities Trust
3.626% due 04/25/2045 ~		9	8
5.485% due 09/25/2043 •		3	3
Towd Point Mortgage Funding 5.037% due 10/20/2051 •	GBP	189	234
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		$1,041	916
2.710% due 01/25/2060 ~		323	302
3.750% due 05/25/2058 ~		629	603
5.845% due 05/25/2058 •		437	432
5.845% due 10/25/2059 •		387	385
Trinity Square PLC 4.713% due 07/15/2059 •	GBP	1,548	1,902
WaMu Mortgage Pass-Through Certificates Trust
4.538% due 06/25/2042 •		$2	2
5.385% due 12/25/2045 •		80	74
5.425% due 10/25/2045 •		12	11
5.585% due 11/25/2034 •		30	27
5.645% due 06/25/2044 •		10	9
Wells Fargo Commercial Mortgage Trust 5.906% due 12/13/2031 •		1,000	991

Total Non-Agency Mortgage-Backed Securities (Cost $25,223)			23,415

ASSET-BACKED SECURITIES 40.8%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		600	590
American Money Management Corp. CLO Ltd. 5.772% due 04/14/2029 •		54	54
Amortizing Residential Collateral Trust 5.845% due 10/25/2034 •		130	126
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		434	430
Apidos CLO 5.722% due 07/17/2030 •		400	395
Bear Stearns Asset-Backed Securities Trust
5.645% due 10/27/2032 •		19	19
5.970% due 03/25/2035 •		534	526
6.045% due 01/25/2045 •		94	93
Blackrock European CLO DAC 2.908% due 10/15/2031 ~	EUR	2,000	2,107
BXMT Ltd. 6.073% due 11/15/2037 •		$1,100	1,072
Carlyle Euro CLO DAC 2.988% due 01/15/2031 •	EUR	799	847
Carlyle Global Market Strategies Euro CLO DAC 3.404% due 11/15/2031 •		700	740
Carlyle US CLO Ltd. 5.808% due 04/20/2031 •		$1,300	1,280
Carrington Mortgage Loan Trust 5.928% due 10/20/2029 •		728	723
Chase Funding Trust 5.585% due 10/25/2032 •		40	38
Countrywide Asset-Backed Certificates Trust 4.776% due 05/25/2036 ~		309	304

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

Delta Funding Home Equity Loan Trust 5.504% due 09/15/2029 •		4	4
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		1,012	883
Finance America Mortgage Loan Trust 5.670% due 08/25/2034 •		93	86
First Franklin Mortgage Loan Trust 5.165% due 04/25/2036 •		967	922
FirstKey Homes Trust 1.266% due 10/19/2037		494	448
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	228	168
GM Financial Automobile Leasing Trust 5.178% due 03/16/2026 •		$600	600
GoldenTree Loan Management U.S. CLO Ltd. 5.718% due 11/20/2030 •		1,300	1,287
GSAMP Trust 5.365% due 06/25/2036 •		473	453
Halseypoint CLO Ltd. 5.908% due 07/20/2031 •		892	882
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	398
HERA Commercial Mortgage Ltd. 5.811% due 02/18/2038 •		$779	757
Jubilee CLO DAC 2.898% due 04/15/2030 ~	EUR	1,200	1,272
LCM LP 5.848% due 10/20/2027 •		$58	58
LCM Ltd. 5.888% due 04/20/2031 •		250	245
MF1 Ltd.
5.841% due 10/16/2036 •		100	97
6.474% due 11/15/2035 •		395	392
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •		518	507
MidOcean Credit CLO 5.832% due 01/29/2030 •		1,046	1,038
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		526	471
1.690% due 05/15/2069		935	842
New Century Home Equity Loan Trust 5.775% due 11/25/2034 •		546	517
NovaStar Mortgage Funding Trust 5.505% due 01/25/2036 •		507	495
OCP Euro CLO DAC 3.273% due 09/22/2034 •	EUR	500	527
Palmer Square European Loan Funding DAC 3.068% due 04/15/2031 •		250	267
Palmer Square Loan Funding Ltd. 5.475% due 02/20/2028 •		$199	197
PFP Ltd. 5.728% due 08/09/2037 •		1,006	967
PRET LLC
1.992% due 02/25/2061 þ		365	343
2.487% due 07/25/2051 þ		688	651
RAAC Trust 5.395% due 01/25/2046 •		439	427
Securitized Asset-Backed Receivables LLC Trust 5.520% due 01/25/2035 •		295	270
SLM Student Loan Trust
5.568% due 04/25/2023 •		462	440
6.318% due 04/25/2023 •		256	255
6.518% due 07/25/2023 •		207	206
SMB Private Education Loan Trust
5.284% due 03/17/2053 •		125	121
5.695% due 09/15/2054 •		3,040	2,955
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		63	61
TCW CLO Ltd. 5.788% due 04/25/2031 •		1,300	1,281
Toro European CLO DAC 3.204% due 01/12/2032 •	EUR	500	527
Towd Point Asset Trust 5.461% due 11/20/2061 •		$310	304
Venture CLO Ltd.
5.828% due 04/20/2029 •		336	335
5.908% due 01/20/2029 ~		283	281

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

Voya CLO Ltd. 5.792% due 10/15/2030 •	1,360	1,344

Total Asset-Backed Securities (Cost $35,626)		33,925

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (c) 0.7%		598

U.S. TREASURY BILLS 0.3%
4.271% due 05/09/2023 (a)(b)	269	268

Total Short-Term Instruments (Cost $866)		866

Total Investments in Securities (Cost $130,539)		123,739

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III	555,794	5,403

Total Short-Term Instruments (Cost $5,404)		5,403

Total Investments in Affiliates (Cost $5,404)		5,403

Total Investments 155.2% (Cost $135,943)		$129,142
Financial Derivative Instruments (e)(f) (0.4)%(Cost or Premiums, net $(300))		(342)
Other Assets and Liabilities, net (54.8)%		(45,584)

Net Assets 100.0%		$83,216

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$598	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(610)	$598	$598

Total Repurchase Agreements	$(610)	$598	$598

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	5.100%	03/24/2023	TBD(3)	$(14,009)	$(14,029)
5.250	03/24/2023	TBD(3)	(1,492)	(1,494)
NOM	5.000	03/24/2023	TBD(3)	(1,194)	(1,196)
RCY	4.870	03/20/2023	04/03/2023	(1,251)	(1,254)
5.000	04/03/2023	05/04/2023	(1,277)	(1,277)
RDR	5.000	03/24/2023	TBD(3)	(2,468)	(2,472)
SOG	4.990	03/24/2023	TBD(3)	(2,995)	(2,999)
5.000	03/24/2023	TBD(3)	(4,422)	(4,428)
5.070	03/24/2023	TBD(3)	(3,835)	(3,840)
TDM	4.990	03/24/2023	TBD(3)	(5,767)	(5,775)
5.000	03/24/2023	TBD(3)	(8,613)	(8,625)
5.010	03/24/2023	TBD(3)	(1,233)	(1,234)

Total Reverse Repurchase Agreements	$(48,623)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (18.4)%
Uniform Mortgage-Backed Security, TBA	4.000%	06/01/2052	$16,000	$(15,290)	$(15,311)

Total Short Sales (18.4)%	$(15,290)	$(15,311)

(d)	Securities with an aggregate market value of $50,174 and cash of $11 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(55,518) at a weighted average interest rate of 4.710%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	166	$39,477	$20	$0	$(8)
U.S. Treasury 2-Year Note June Futures	06/2023	181	37,368	549	25	0

$569	$25	$(8)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	36	$(8,613)	$4	$0	$(2)
U.S. Treasury 5-Year Note June Futures	06/2023	195	(21,354)	(439)	0	(44)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	57	(6,905)	(210)	0	(31)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	2	(282)	(13)	0	(3)

$(658)	$0	$(80)

Total Futures Contracts	$(89)	$25	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$5,200	$(62)	$(1)	$(63)	$0	$(5)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	31,800	(238)	(138)	(376)	0	(35)

Total Swap Agreements	$(300)	$(139)	$(439)	$0	$(40)

Cash of $1,179 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	$110	CAD	151	$2	$0
BPS	05/2023	AUD	1,857	$1,286	43	0
05/2023	$573	AUD	857	1	0
BRC	04/2023	4,140	GBP	3,353	0	(3)
05/2023	GBP	3,353	$4,142	3	0
DUB	04/2023	JPY	216,700	1,592	0	(40)
04/2023	$6,628	EUR	6,125	14	0
05/2023	EUR	6,125	$6,639	0	(14)
05/2023	$981	AUD	1,455	0	(7)
MYI	04/2023	EUR	6,125	$6,476	0	(167)
04/2023	$892	JPY	118,400	0	0
SCX	04/2023	336	GBP	277	5	0
04/2023	1,593	JPY	216,020	34	0
05/2023	885	117,342	2	0
TOR	04/2023	CAD	365	$269	0	(1)
04/2023	GBP	3,630	4,366	0	(112)
04/2023	$158	CAD	214	1	0
05/2023	CAD	214	$158	0	0

Total Forward Foreign Currency Contracts	$105	$(344)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$32,678	$0	$32,678
Industrials	0	25,505	0	25,505
Utilities	0	5,276	0	5,276
Municipal Bonds & Notes
Illinois	0	301	0	301
Pennsylvania	0	433	0	433
U.S. Government Agencies	0	1,340	0	1,340
Non-Agency Mortgage-Backed Securities	0	23,415	0	23,415
Asset-Backed Securities	0	33,925	0	33,925
Short-Term Instruments
Repurchase Agreements	0	598	0	598
U.S. Treasury Bills	0	268	0	268

	$0	$123,739	$0	$123,739
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,403	$0	$0	$5,403

Total Investments	$5,403	$123,739	$0	$129,142

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,311)	$0	$(15,311)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	105	0	105

	$0	$130	$0	$130
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(128)	0	(128)
Over the counter	0	(344)	0	(344)

	$0	$(472)	$0	$(472)

Total Financial Derivative Instruments	$0	$(342)	$0	$(342)

Totals	$5,403	$108,086	$0	$113,489

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$9,047	$8,459

Total Loan Participations and Assignments (Cost $9,035)			8,459

CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 13.2%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	206
4.250% due 04/15/2026		4,600	4,330
Barclays PLC
4.972% due 05/16/2029 •		3,100	2,992
BPCE SA 4.625% due 07/11/2024		14,300	13,959
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,666
CI Financial Corp. 4.100% due 06/15/2051		5,000	3,034
Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	13,145
3.785% due 03/17/2033 •(f)		5,000	4,487
Credit Suisse AG 6.500% due 08/08/2023 (e)		16,000	15,379
Credit Suisse AG AT1 Claim ^		5,500	317
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	928
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,689
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	3,901
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	188
4.134% due 08/04/2025		1,000	953
6.950% due 03/06/2026		4,500	4,573
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	7,584
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,267
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,345
4.583% due 06/19/2029 •		3,400	3,229
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	5,389
4.300% due 02/01/2061		4,000	2,383
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		6,000	5,582
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,105
Morgan Stanley 0.000% due 04/02/2032 þ(f)		8,000	4,975
Ohio National Financial Services, Inc. 6.800% due 01/24/2030		6,300	6,000
Owl Rock Capital Corp. 2.875% due 06/11/2028		9,700	7,875
Sabra Health Care LP 3.900% due 10/15/2029		4,600	3,812
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,814
Societe Generale SA 6.691% due 01/10/2034 •		3,100	3,174
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	95	115
5.744% due 04/13/2040		595	727
5.801% due 10/13/2040		651	799
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,755
UBS AG 5.125% due 05/15/2024 (e)		4,700	4,579
UniCredit SpA 7.830% due 12/04/2023		4,050	4,087

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	6,073
3.584% due 05/22/2028 •		600	566
4.150% due 01/24/2029		1,600	1,529

			158,511

INDUSTRIALS 5.3%
Air Canada 4.625% due 08/15/2029	CAD	900	594
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,814	2,736
American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,024	4,407
3.375% due 11/01/2028		4,944	4,307
3.500% due 08/15/2033		502	419
4.000% due 01/15/2027		950	861
Atlantia SpA 1.875% due 02/12/2028	EUR	400	365
Bacardi Ltd. 4.700% due 05/15/2028		$1,000	993
Bowdoin College 4.693% due 07/01/2112		6,600	5,736
CVS Pass-Through Trust 7.507% due 01/10/2032		4,660	5,024
Energy Transfer LP 4.200% due 04/15/2027		300	288
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,303
4.317% due 12/30/2039		2,800	2,134
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,538
MDC Holdings, Inc. 3.966% due 08/06/2061		8,500	5,122
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		3,100	2,809
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (b)(d)		46	0
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,582
Prosus NV
3.680% due 01/21/2030		5,500	4,679
4.193% due 01/19/2032		2,000	1,702
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	700	732
1.625% due 05/09/2028		100	90
3.375% due 06/18/2026	GBP	100	112
3.625% due 10/14/2025		$1,800	1,715
4.625% due 02/16/2026	EUR	200	215
5.750% due 10/15/2027	GBP	200	236
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		$3,800	3,296
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,996	2,675
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,500	1,340

			63,010

UTILITIES 1.8%
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,395
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		103	57
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	2,989
3.450% due 07/01/2025		1,300	1,240
4.500% due 07/01/2040		1,500	1,234
4.550% due 07/01/2030		1,300	1,219
4.750% due 02/15/2044		3,000	2,413
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,954
Texas Electric Market Stabilization Funding N LLC 5.167% due 02/01/2052		7,700	7,911

			21,412

Total Corporate Bonds & Notes (Cost $275,245)			242,933

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 1.8%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		15,150	13,709

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	3,500	4,218
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,800	3,265

		21,192

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	4,351

NEW YORK 0.5%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	8,000	5,716

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	672

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	3,637

Total Municipal Bonds & Notes (Cost $42,225)		35,568

U.S. GOVERNMENT AGENCIES 37.9%
Fannie Mae
3.099% due 05/01/2033 •	19	19
3.918% due 12/01/2034 •	20	21
3.965% due 09/01/2032 •	3	3
3.973% due 11/01/2032 •	5	5
4.123% due 10/01/2032 •	1	1
4.220% due 09/01/2027 •	11	11
4.316% due 01/01/2033 •	11	11
4.379% due 05/25/2042 ~	7	6
4.698% due 03/25/2041 ~	5	5
6.500% due 07/18/2027	5	5
Freddie Mac
2.955% due 08/01/2032 •	15	14
3.503% due 02/01/2029 •	1	1
4.000% due 11/01/2047	9	9
4.003% due 02/01/2033 •	11	10
4.125% due 08/01/2029 •	1	1
4.375% due 01/01/2032 - 10/01/2032 •	18	18
4.625% due 10/01/2032 •	38	37
5.134% due 08/15/2029 - 12/15/2031 •	7	8
5.184% due 09/15/2030 •	1	1
5.234% due 03/15/2032 •	2	2
5.334% due 02/15/2024 •	31	31
6.000% due 12/15/2028	63	64
7.000% due 04/01/2029 - 03/01/2030	5	5
7.500% due 08/15/2030	13	14
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	3	3
2.625% due 01/20/2027 - 03/20/2032 •	46	43
2.750% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	3	4
2.750% due 10/20/2027 •	2	2
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 06/20/2026 ~	4	4
2.875% due 04/20/2027 - 06/20/2032 •	15	16
3.000% (H15T1Y + 1.500%) due 06/20/2025 - 08/20/2025 ~	1	1
3.000% due 09/20/2027 •	1	1
Ginnie Mae, TBA 2.500% due 04/01/2053 - 05/01/2053	350,900	308,884
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	83	76
3.500% due 05/01/2047	111	105
4.000% due 12/01/2044 - 03/01/2049	24	24
6.000% due 08/01/2023 - 12/01/2023	3	3
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2053	8,500	7,635
4.500% due 05/01/2053	140,000	137,215
Vendee Mortgage Trust 6.500% due 09/15/2024	42	42

Total U.S. Government Agencies (Cost $448,576)		454,361

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
2.000% due 11/15/2041 (i)(k)	25,000	18,888
U.S. Treasury Notes
3.500% due 01/31/2028	56,600	56,313

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $78,924)			75,201

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%
Adjustable Rate Mortgage Trust
3.293% due 01/25/2036 ^~		10	9
3.612% due 11/25/2035 ^~		67	51
4.048% due 02/25/2036 ^~		82	56
American Home Mortgage Assets Trust
4.058% due 11/25/2046 •		476	143
5.055% due 10/25/2046 •		357	192
5.225% due 09/25/2046 ^•		365	299
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ		2,598	2,541
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		74	63
Banc of America Funding Trust
3.687% due 09/20/2046 ^~		39	33
3.721% due 09/20/2047 ^~		83	67
4.047% due 04/20/2035 ^~		52	44
4.160% due 02/20/2036 ~		92	84
4.453% due 08/27/2036 ~		7,573	7,139
5.141% due 10/20/2036 •		79	58
5.265% due 04/25/2037 ^•		63	52
5.361% due 05/20/2047 •		30	27
5.500% due 03/25/2036 ^		7	6
5.645% due 05/25/2037 ^•		61	53
5.831% due 04/25/2037 ~		404	351
Banc of America Mortgage Trust
3.235% due 05/25/2035 ^~		214	185
3.933% due 07/25/2035 ^~		7	6
4.176% due 02/25/2034 ~		71	68
5.500% due 09/25/2035 ^		167	145
5.500% due 05/25/2037 ^		72	55
BCAP LLC Trust
3.362% due 07/26/2036 ~		16	14
3.857% due 03/26/2037 ~		59	46
4.047% due 03/27/2037 ~		227	183
5.145% due 05/25/2047 ^•		29	27
5.285% due 05/25/2047 ^•		190	176
6.145% due 09/25/2047 •		54	46
7.245% due 10/25/2047 •		9,788	7,936
Bear Stearns Adjustable Rate Mortgage Trust
2.835% due 06/25/2035 ^~		6	6
3.344% due 05/25/2034 ~		19	17
3.620% due 05/25/2047 ^~		93	82
3.880% due 02/25/2034 ~		30	27
3.909% due 01/25/2035 ~		6	6
3.977% due 11/25/2034 ~		37	35
4.082% due 01/25/2034 ~		29	28
4.107% due 10/25/2035 ~		25	23
4.147% due 03/25/2035 ~		30	28
4.594% due 02/25/2036 ^~		38	33
4.789% due 08/25/2035 ~		5	4
5.230% due 10/25/2035 •		163	151
6.662% due 12/25/2046 ^•		340	268
Bear Stearns ALT-A Trust
3.687% due 11/25/2036 ^~		79	36
3.690% due 08/25/2036 ^~		240	163
3.760% due 02/25/2036 ^~		19	15
3.764% due 05/25/2036 ^~		358	203
3.768% due 02/25/2036 ^~		186	128
3.796% due 01/25/2036 ~		3,006	2,706
3.942% due 05/25/2035 ~		43	40
4.121% due 06/25/2034 ~		985	808
4.531% due 07/25/2035 ^~		345	247
5.285% due 04/25/2036 ^•		67	84
Bear Stearns Asset-Backed Securities Trust 7.573% due 03/25/2036 ^~		183	100
Bear Stearns Mortgage Funding Trust 5.035% due 01/25/2037 •		51	43
Bear Stearns Structured Products, Inc. Trust 3.947% due 01/26/2036 ^~		398	310
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	3,986
Bruegel DAC 3.454% due 05/22/2031 •	EUR	5,469	5,647
BX Trust 5.484% due 05/15/2035 ~		$4,000	3,914
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~		1,165	1,128
Chase Mortgage Finance Trust
3.705% due 09/25/2036 ^~		679	556
3.713% due 03/25/2037 ^~		38	34
3.849% due 03/25/2037 ^~		21	18
6.000% due 05/25/2037 ^		96	47

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

ChaseFlex Trust
5.000% due 07/25/2037 ^	71	24
5.145% due 07/25/2037 •	122	101
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.122% due 08/25/2037 ^þ	23	19
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.075% due 10/25/2035 •	613	551
CIM Trust 5.500% due 08/25/2064 ~	19,311	19,591
Citigroup Mortgage Loan Trust
3.123% due 09/25/2037 ~	26	25
3.410% due 12/25/2035 ^~	67	40
3.488% due 10/25/2046 ^~	86	75
3.619% due 07/25/2037 ^~	395	339
3.857% due 03/25/2037 ^~	40	34
3.890% due 09/25/2037 ^~	231	198
3.906% due 08/25/2035 ~	7	6
4.193% due 08/25/2035 ~	217	210
5.285% due 01/25/2037 •	1,548	1,287
5.410% due 10/25/2035 •	44	41
5.500% due 12/25/2035	109	61
6.250% due 11/25/2037 ~	92	45
6.470% due 11/25/2035 •	10	10
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	4,497	3,905
6.000% due 06/25/2037	2,808	2,439
6.500% due 06/25/2037 ^	77	68
Commercial Mortgage Trust 3.545% due 02/10/2036	1,667	1,538
Community Program Loan Trust 4.500% due 04/01/2029	14	13
Countrywide Alternative Loan Resecuritization Trust
4.053% due 08/25/2037 ^~	47	23
6.000% due 08/25/2037 ^~	50	26
Countrywide Alternative Loan Trust
3.318% due 05/25/2036 ~	14	11
3.566% due 08/25/2035 ~	124	108
3.669% due 06/25/2037 ^~	51	44
3.848% due 11/25/2035 ^~	56	47
4.138% due 02/25/2036 •	258	227
4.388% due 11/25/2047 ^~	486	385
4.428% due 11/20/2035 •	4,361	3,531
4.518% due 11/25/2047 ^•	1,350	1,071
4.941% due 02/20/2047 ^•	825	617
4.971% due 07/20/2046 ^~	27	20
5.125% due 08/25/2037 •	353	299
5.195% due 11/25/2036 •	3,906	3,127
5.205% due 11/25/2036 •	32	36
5.205% due 05/25/2047 ~	647	537
5.225% due 07/25/2046 ^•	40	38
5.225% due 09/25/2046 ^•	196	177
5.285% due 05/25/2035 •	846	755
5.345% due 05/25/2035 ^•	1,437	1,233
5.345% due 06/25/2035 •	72	59
5.365% due 07/25/2035 •	75	63
5.365% due 12/25/2035 •	497	420
5.465% due 08/25/2035 ^•	79	67
5.465% due 10/25/2035 •	6	6
5.500% due 11/25/2035	77	49
5.500% due 02/25/2036 ^	48	29
5.750% due 03/25/2037 ^~	87	50
5.750% due 07/25/2037 ^	13	8
5.750% due 04/25/2047 ^	98	57
6.000% due 12/25/2034	46	41
6.000% due 03/25/2036 ^	148	70
6.000% due 08/25/2036 ^•	47	29
6.000% due 08/25/2036 ^	458	284
6.000% due 02/25/2037 ^	392	179
6.000% due 04/25/2037 ^	60	35
6.000% due 04/25/2037	7,087	6,080
6.000% due 05/25/2037 ^	327	162
6.000% due 08/25/2037 ^•	338	180
6.250% due 11/25/2036 ^	58	45
6.305% due 11/25/2035 •	640	564
6.475% due 07/25/2035 •	25	24
6.500% due 05/25/2036 ^	1,257	666
6.500% due 12/25/2036 ^	62	30
6.500% due 08/25/2037 ^	339	150
Countrywide Asset-Backed Certificates 5.345% due 03/25/2036 •	1,365	1,358
Countrywide Home Loan Mortgage Pass-Through Trust
2.957% due 10/20/2035 ~	2	2
3.297% due 04/25/2035 ^~	12	1
3.445% due 05/20/2036 ^~	86	77
3.556% due 05/20/2036 ~	28	25
3.608% due 08/25/2034 ~	2,074	1,964

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

3.679% due 02/20/2036 ~		120	99
3.786% due 11/25/2034 ~		38	34
3.802% due 11/25/2037 ~		84	72
3.859% due 01/25/2036 ^~		29	25
4.084% due 08/25/2034 ^~		20	18
5.305% due 05/25/2035 •		48	39
5.385% due 02/25/2035 •		7	6
5.465% due 03/25/2035 •		156	132
5.500% due 07/25/2037 ^		228	107
5.525% due 03/25/2036 •		100	52
5.585% due 02/25/2035 •		195	162
5.625% due 02/25/2035 •		165	137
5.750% due 12/25/2035 ^		59	30
5.910% due 02/20/2036 ^•		10	9
6.000% due 02/25/2037 ^		216	111
6.000% due 03/25/2037 ^		79	39
6.000% due 07/25/2037		161	76
6.338% due 06/25/2034 ~		366	333
6.500% due 11/25/2036 ^		569	220
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		37	35
Credit Suisse First Boston Mortgage Securities Corp.
5.044% due 03/25/2032 ~		7	6
5.995% due 09/25/2034 ^•		27	33
Credit Suisse Mortgage Capital Certificates
2.975% due 04/26/2038 ~		113	109
3.587% due 04/28/2037 ~		159	144
Credit Suisse Mortgage Capital Trust
1.756% due 10/25/2066 ~		9,788	8,215
1.796% due 12/27/2060 ~		3,476	3,232
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		3,472	2,985
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.225% due 08/25/2047 •		189	160
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.145% due 04/25/2037 •		198	137
Deutsche Mortgage & Asset Receiving Corp. 3.997% due 11/27/2036 •		61	60
Downey Savings & Loan Association Mortgage Loan Trust 5.401% due 07/19/2045 ^•		4	0
Eurosail PLC
5.221% due 06/13/2045 •	GBP	1,534	1,863
5.221% due 06/13/2045 ~		357	435
First Horizon Alternative Mortgage Securities Trust
4.147% due 01/25/2036 ^~		$133	71
5.280% due 04/25/2036 ^~		50	41
First Horizon Mortgage Pass-Through Trust 4.282% due 11/25/2037 ^~		25	21
GCT Commercial Mortgage Trust 5.484% due 02/15/2038 •		5,120	4,702
GMAC Mortgage Corp. Loan Trust 3.349% due 11/19/2035 ^~		82	69
GreenPoint Mortgage Funding Trust
5.245% due 05/25/2037 ~		1,740	1,575
5.245% due 12/25/2046 ^•		197	175
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~		2,600	2,589
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,042
GSC Capital Corp. Mortgage Trust 5.205% due 05/25/2036 ^•		67	61
GSR Mortgage Loan Trust
3.822% due 04/25/2035 ~		20	18
3.918% due 04/25/2035 ~		16	14
4.052% due 09/25/2035 ~		76	70
4.113% due 11/25/2035 ~		91	51
4.160% due 09/25/2035 ~		26	24
4.250% due 09/25/2034 ~		24	23
HarborView Mortgage Loan Trust
3.764% due 06/19/2036 ^~		133	61
3.796% due 12/19/2035 ^~		75	40
4.373% due 12/19/2035 ^~		18	16
5.141% due 01/19/2038 •		25	22
5.171% due 12/19/2036 •		4,913	4,040
5.201% due 05/19/2035 •		1,222	1,080
5.241% due 12/19/2036 ^•		2,915	2,628
5.261% due 01/19/2036 •		81	49
5.261% due 01/19/2038 ^•		24	39
5.441% due 01/19/2035 •		19	19
5.712% due 07/19/2045 •		26	22
HomeBanc Mortgage Trust 5.205% due 12/25/2036 •		6	6
Impac Secured Assets Trust 5.145% due 11/25/2036 •		80	79
IndyMac IMSC Mortgage Loan Trust 5.205% due 07/25/2047 •		188	127

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

IndyMac INDA Mortgage Loan Trust 3.377% due 08/25/2036 ~	1,463	1,131
IndyMac INDB Mortgage Loan Trust 5.445% due 11/25/2035 ^•	130	77
IndyMac INDX Mortgage Loan Trust
2.852% due 06/25/2037 ^~	53	42
3.152% due 06/25/2036 ~	3,712	2,376
3.164% due 06/25/2036 ~	758	582
3.291% due 10/25/2035 ~	502	390
3.317% due 11/25/2035 ^~	84	71
3.465% due 08/25/2035 ~	534	415
3.501% due 09/25/2035 ^~	53	42
3.679% due 06/25/2035 ^~	20	17
5.225% due 09/25/2046 •	80	66
5.405% due 03/25/2035 •	32	31
InTown Mortgage Trust 7.316% due 08/15/2039 •	4,500	4,474
JP Morgan Alternative Loan Trust
3.875% due 12/25/2036 ~	5	4
5.117% due 06/27/2037 •	1,514	1,090
5.165% due 10/25/2036 •	3,068	2,644
JP Morgan Chase Commercial Mortgage Securities Corp. 5.784% due 05/15/2034 •	6,000	5,885
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	10,128	8,600
3.389% due 06/25/2037 ^~	66	50
3.487% due 09/25/2034 ~	71	66
3.799% due 04/25/2035 ~	1	1
3.879% due 11/25/2035 ^~	29	24
3.881% due 01/25/2037 ^~	8	7
3.902% due 11/25/2035 ^~	42	34
3.999% due 07/25/2035 ~	110	105
4.146% due 04/25/2035 ~	1	1
4.183% due 07/25/2035 ~	52	49
6.000% due 01/25/2036 ^	96	50
Lavender Trust 6.250% due 10/26/2036	221	118
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,938	1,793
1.875% due 10/25/2068 þ	5,534	4,981
Lehman Mortgage Trust
4.605% due 12/25/2035 ~	172	34
5.041% due 01/25/2036 ^~	46	43
6.000% due 07/25/2036 ^	56	28
Lehman XS Trust
5.115% due 02/25/2036 •	4,121	3,544
5.225% due 11/25/2046 •	8,763	7,294
5.245% due 08/25/2046 ^•	30	28
5.305% due 04/25/2046 ^•	6	7
5.325% due 11/25/2046 ^•	9	9
Luminent Mortgage Trust
5.185% due 12/25/2036 •	415	351
5.245% due 10/25/2046 •	110	94
MASTR Adjustable Rate Mortgages Trust 5.325% due 05/25/2037 •	89	38
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	709	512
8.000% due 07/25/2035	683	529
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.267% due 10/20/2029 •	17	17
Merrill Lynch Alternative Note Asset Trust
5.165% due 01/25/2037 •	108	33
5.445% due 03/25/2037 •	764	216
6.000% due 05/25/2037 ^	128	101
Merrill Lynch Mortgage Investors Trust
3.655% due 02/25/2036 ~	19	18
4.124% due 11/25/2035 ~	27	25
5.305% due 04/25/2029 •	13	12
5.505% due 09/25/2029 •	13	12
5.505% due 11/25/2029 •	30	26
6.149% due 07/25/2029 •	12	11
6.250% due 10/25/2036	1,183	471
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	5,000	3,922
Morgan Stanley Dean Witter Capital, Inc. Trust 4.427% due 03/25/2033 ~	27	24
Morgan Stanley Mortgage Loan Trust
2.999% due 07/25/2035 ~	1,122	956
5.138% due 06/25/2036 ~	32	31
5.165% due 01/25/2035 •	15	13
6.000% due 10/25/2037 ^	67	41
Morgan Stanley Re-REMIC Trust
2.702% due 02/26/2037 ~	103	91
3.007% due 03/26/2037 þ	58	53
5.500% due 10/26/2035 ~	5,856	3,992

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		299	265
New York Mortgage Trust 5.250% due 07/25/2062 þ		4,374	4,137
NLT Trust 1.162% due 08/25/2056 ~		4,193	3,432
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.077% due 02/25/2036 ^~		268	226
Nomura Resecuritization Trust 6.500% due 10/26/2037		4,460	2,203
OBX Trust 6.120% due 11/25/2062 ~		3,425	3,431
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		2,517	2,406
Residential Accredit Loans, Inc. Trust
4.159% due 02/25/2035 ^~		159	127
5.145% due 08/25/2035 •		73	55
5.185% due 12/25/2036 •		187	173
5.245% due 05/25/2047 •		61	54
5.265% due 06/25/2037 •		59	51
5.326% due 02/25/2036 ^~		94	73
5.345% due 08/25/2037 ~		154	136
5.645% due 10/25/2045 •		57	48
6.000% due 09/25/2035		621	545
6.000% due 06/25/2036		2,694	2,210
8.000% due 04/25/2036 ^•		70	61
Residential Asset Securitization Trust
6.000% due 06/25/2036		166	71
6.000% due 11/25/2036 ^		121	47
6.000% due 03/25/2037 ^		97	31
6.250% due 11/25/2036 ^		83	34
6.500% due 04/25/2037 ^		1,136	310
Residential Funding Mortgage Securities, Inc. Trust
4.414% due 03/25/2035 ^~		839	454
6.000% due 09/25/2036 ^		109	85
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	GBP	11,821	14,548
Structured Adjustable Rate Mortgage Loan Trust
3.636% due 09/25/2036 ^~		$1,730	1,142
3.841% due 07/25/2037 ^~		4	2
3.949% due 10/25/2036 ^~		88	51
4.035% due 02/25/2036 ^~		159	125
4.091% due 10/25/2034 ~		8	8
4.538% due 05/25/2035 ^•		216	162
5.165% due 10/25/2035 •		635	562
5.580% due 06/25/2034 •		213	192
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		246	207
5.025% due 09/25/2047 •		37	32
5.035% due 09/25/2047 •		360	313
5.105% due 03/25/2037 •		75	24
5.225% due 06/25/2036 •		2,116	2,008
5.225% due 07/25/2046 ^•		322	217
5.245% due 05/25/2036 •		469	355
5.265% due 09/25/2047 ^•		789	629
5.285% due 05/25/2046 •		689	232
5.365% due 05/25/2046 ^•		49	30
5.461% due 03/19/2034 •		134	121
5.461% due 02/19/2035 ~		65	57
5.501% due 12/19/2033 •		128	121
SunTrust Adjustable Rate Mortgage Loan Trust 4.079% due 02/25/2037 ^~		88	75
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		201	185
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		2,886	933
Thornburg Mortgage Securities Trust
3.123% due 09/25/2037 ~		18	17
5.485% due 09/25/2043 •		102	94
5.585% due 09/25/2034 •		14	12
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~		7,018	6,738
Verus Securitization Trust 1.824% due 11/25/2066 ~		4,016	3,432
Wachovia Mortgage Loan Trust LLC 4.182% due 10/20/2035 ~		10	10
WaMu Mortgage Pass-Through Certificates Trust
3.489% due 12/25/2036 ^~		657	573
3.598% due 12/25/2036 ^~		76	64
3.682% due 08/25/2036 ^~		55	49
3.838% due 02/25/2047 ^•		1,228	1,007
3.888% due 06/25/2047 ^~		33	22
3.948% due 07/25/2047 •		9,423	7,412
4.138% due 08/25/2046 •		598	541
4.169% due 08/25/2033 ~		115	108
4.338% due 11/25/2042 •		11	10

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

4.638% due 11/25/2046 ~		151	129
5.385% due 12/25/2045 •		3	3
5.485% due 01/25/2045 •		99	91
5.585% due 11/25/2034 •		93	83
5.625% due 10/25/2044 •		450	402
5.665% due 11/25/2045 •		112	99
5.825% due 11/25/2034 •		257	231
Washington Mutual Mortgage Pass-Through Certificates Trust
3.838% due 04/25/2047 •		238	181
3.908% due 04/25/2047 •		347	265
4.011% due 09/25/2036 ^þ		127	37
5.295% due 05/25/2035 ^•		222	174
Wells Fargo Alternative Loan Trust 3.631% due 07/25/2037 ^~		24	21
Wells Fargo Mortgage-Backed Securities Trust
4.512% due 10/25/2036 ^~		166	142
6.000% due 06/25/2037 ^		29	25

Total Non-Agency Mortgage-Backed Securities (Cost $288,313)			260,431

ASSET-BACKED SECURITIES 36.8%
Aames Mortgage Investment Trust
5.625% due 10/25/2035 •		112	110
6.045% due 06/25/2035 •		62	62
AASET Trust
3.844% due 01/16/2038		1,434	925
3.967% due 05/16/2042		589	475
Accredited Mortgage Loan Trust
5.105% due 09/25/2036 •		2,827	2,773
5.565% due 09/25/2035 •		64	63
ACE Securities Corp. Home Equity Loan Trust
5.065% due 12/25/2036 •		297	85
5.125% due 07/25/2036 •		107	84
5.155% due 08/25/2036 ~		292	277
5.445% due 02/25/2036 •		24	24
5.460% due 12/25/2035 •		2,000	1,770
5.505% due 11/25/2035 •		41	41
5.745% due 12/25/2034 •		107	94
5.775% due 02/25/2036 ^•		69	66
5.820% due 06/25/2034 ~		360	326
5.820% due 07/25/2035 •		8	8
Aegis Asset-Backed Securities Trust
5.490% due 12/25/2035 •		196	182
5.545% due 03/25/2035 ~		161	154
5.565% due 06/25/2035 •		149	138
5.845% due 03/25/2035 ^•		46	42
Ameriquest Mortgage Securities Trust 5.430% due 03/25/2036 •		17	17
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.550% due 11/25/2035 •		65	64
5.625% due 09/25/2035 •		6,489	6,328
5.955% due 03/25/2035 •		200	194
Amortizing Residential Collateral Trust 5.845% due 10/25/2034 •		88	86
Argent Securities Trust
4.995% due 09/25/2036 •		763	250
5.225% due 03/25/2036 •		283	149
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.305% due 01/25/2036 •		74	67
5.485% due 01/25/2036 •		3,004	2,645
Asset-Backed Funding Certificates Trust
4.955% due 01/25/2037 •		333	193
5.005% due 01/25/2037 •		210	122
5.065% due 01/25/2037 •		126	73
5.125% due 11/25/2036 •		8,737	5,621
5.845% due 06/25/2037 •		146	112
Asset-Backed Securities Corp. Home Equity Loan Trust
4.170% due 12/25/2036 ~		6,300	5,465
5.745% due 06/25/2035 •		90	87
Aurium CLO DAC 2.958% due 04/16/2030 •	EUR	5,257	5,564
BDS Ltd. 6.828% due 08/19/2038 •		$3,200	3,168
Bear Stearns Asset-Backed Securities Trust
3.846% due 10/25/2036 ~		33	20
3.893% due 07/25/2036 ~		56	55
5.075% due 02/25/2037 •		11,884	10,714
5.124% due 11/25/2035 ^•		93	85
5.490% due 12/25/2035 •		24	24
5.520% due 08/25/2036 •		69	68
5.580% due 09/25/2035 ~		3,663	3,642
5.645% due 09/25/2046 •		82	77
5.670% due 06/25/2036 •		10	10
5.745% due 03/25/2034 •		1,811	1,761
5.895% due 08/25/2037 •		4,859	4,013
6.025% due 06/25/2043 •		714	685

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

6.045% due 06/25/2036 •		600	574
6.095% due 08/25/2037 •		32	32
BPCRE Holder LLC 7.091% due 01/16/2037 •		1,500	1,486
BSPRT Issuer Ltd. 7.123% due 07/15/2039 ~		7,000	6,907
Carlyle Euro CLO DAC 3.284% due 08/15/2030 ~	EUR	1,067	1,132
Carrington Mortgage Loan Trust
5.065% due 01/25/2037 •		$1,200	866
5.105% due 02/25/2037 •		3,969	3,554
5.895% due 05/25/2035 ~		297	281
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		9	8
CIT Mortgage Loan Trust 6.345% due 10/25/2037 •		6,000	5,754
Citigroup Mortgage Loan Trust
5.015% due 05/25/2037 ~		11,480	9,709
5.245% due 11/25/2046 •		100	96
5.520% due 11/25/2045 •		2	2
5.580% due 09/25/2035 ^•		470	464
6.525% due 07/25/2035 •		1,000	779
6.851% due 05/25/2036 ^þ		131	49
CLNC Ltd. 6.056% due 08/20/2035 •		4,328	4,253
Conseco Finance Corp. 7.060% due 02/01/2031 ~		303	265
Countrywide Asset-Backed Certificates
5.345% due 01/25/2046 ^•		3,725	3,478
5.745% due 03/25/2047 ^•		55	45
Countrywide Asset-Backed Certificates Trust
3.679% due 03/25/2036 •		1,042	1,017
3.966% due 04/25/2035 •		81	79
4.334% due 10/25/2046 ^~		9,061	8,817
4.775% due 01/25/2037 •		869	859
4.985% due 06/25/2035 •		7,279	6,560
4.985% due 07/25/2037 ^~		676	662
4.995% due 09/25/2046 •		781	774
5.045% due 09/25/2037 •		2,779	2,397
5.045% due 06/25/2047 ^•		11,932	10,170
5.065% due 09/25/2037 ^•		260	267
5.065% due 09/25/2047 ^•		634	600
5.075% due 10/25/2047 •		95	93
5.095% due 06/25/2047 •		173	166
5.105% due 04/25/2046 •		3,284	2,988
5.125% due 02/25/2037 •		5,949	5,577
5.145% due 03/25/2047 ^•		58	56
5.165% due 05/25/2036 •		24	31
5.245% due 08/25/2036 •		935	932
5.445% due 06/25/2036 •		69	69
5.535% due 05/25/2036 •		55	54
5.565% due 07/25/2034 •		37	37
5.645% due 08/25/2047 •		168	166
5.745% due 10/25/2034 •		37	36
5.820% due 02/25/2034 •		5	5
5.940% due 07/25/2035 ~		426	422
6.345% due 02/25/2035 •		138	134
Credit-Based Asset Servicing & Securitization LLC
4.737% due 07/25/2037 ~		9	6
4.837% due 07/25/2037 ~		184	122
Delta Funding Home Equity Loan Trust 5.324% due 08/15/2030 ~		24	23
Dryden Euro CLO DAC 2.948% due 04/15/2033 •	EUR	10,100	10,651
ECMC Group Student Loan Trust 5.595% due 02/27/2068 •		$5,154	5,004
EMC Mortgage Loan Trust 5.585% due 05/25/2040 •		7	7
First Franklin Mortgage Loan Trust
5.125% due 12/25/2036 •		222	94
5.165% due 04/25/2036 •		125	119
5.325% due 04/25/2036 •		400	354
5.325% due 08/25/2036 •		119	110
5.565% due 10/25/2035 •		4	4
5.565% due 11/25/2035 •		104	95
5.715% due 09/25/2034 •		7	7
5.790% due 03/25/2035 •		53	52
6.030% due 12/25/2034 •		886	849
6.045% due 01/25/2035 ~		81	80
6.270% due 10/25/2034 ~		311	307
First NLC Trust
1.737% due 05/25/2035 •		693	579
4.915% due 08/25/2037 •		44	23
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

Fremont Home Loan Trust
4.995% due 01/25/2037 •		217	100
5.165% due 08/25/2036 •		186	62
5.185% due 02/25/2036 ~		33	31
5.185% due 02/25/2037 •		710	249
5.385% due 02/25/2036 •		300	252
5.385% due 04/25/2036 •		2,863	2,479
5.580% due 07/25/2035 •		77	77
5.635% due 12/25/2029 •		5	5
Galaxy CLO Ltd. 5.762% due 10/15/2030 •		3,157	3,128
Gallatin CLO Ltd. 5.169% due 07/15/2031 •		5,030	4,931
GSAA Home Equity Trust 5.085% due 04/25/2047 •		72	66
GSAMP Trust
4.935% due 01/25/2037 •		2,172	1,298
4.965% due 12/25/2036 •		1,586	777
4.985% due 12/25/2036 •		6,791	3,646
4.985% due 01/25/2037 •		39,266	23,310
4.995% due 12/25/2046 •		466	234
5.045% due 11/25/2036 •		404	193
5.075% due 12/25/2046 ~		140	70
5.145% due 09/25/2036 ~		2,816	1,024
5.325% due 06/25/2036 •		198	105
5.385% due 04/25/2036 •		245	159
6.495% due 10/25/2034 ~		13	13
Home Equity Asset Trust 5.940% due 05/25/2035 •		67	65
Home Equity Loan Trust
5.075% due 04/25/2037 ~		543	523
5.185% due 04/25/2037 •		500	437
Home Equity Mortgage Loan Asset-Backed Trust
4.985% due 11/25/2036 •		266	236
5.005% due 11/25/2036 •		224	190
5.165% due 04/25/2037 •		211	178
HSI Asset Securitization Corp. Trust
5.065% due 12/25/2036 •		199	54
5.185% due 12/25/2036 •		906	243
5.285% due 12/25/2036 •		604	163
5.625% due 11/25/2035 •		3,022	2,700
Invesco Euro CLO DAC 2.938% due 07/15/2031 •	EUR	900	951
IXIS Real Estate Capital Trust 5.475% due 02/25/2036 •		$11	12
JP Morgan Mortgage Acquisition Trust
5.105% due 03/25/2037 •		122	118
5.105% due 06/25/2037 •		41	41
5.125% due 01/25/2037 •		483	480
5.250% due 07/25/2036 •		157	152
6.337% due 08/25/2036 ^þ		91	53
KKR CLO Ltd. 5.742% due 07/15/2030 •		13,951	13,795
LCM LP 5.808% due 07/20/2030 •		11,866	11,719
Lehman ABS Mortgage Loan Trust
4.935% due 06/25/2037 •		158	111
5.045% due 06/25/2037 •		128	90
Lehman XS Trust 5.015% due 02/25/2037 ^•		926	679
Long Beach Mortgage Loan Trust
5.490% due 11/25/2035 ~		58	57
5.895% due 06/25/2035 ~		351	340
6.120% due 02/25/2035 •		9,029	8,679
6.270% due 03/25/2032 •		116	115
MACH Cayman Ltd. 3.474% due 10/15/2039		1,691	1,440
Mackay Shields EURO CLO DAC 3.272% due 10/20/2032 •	EUR	1,900	2,002
Madison Park Euro Funding DAC 3.088% due 07/15/2032 •		5,700	6,006
Magnetite Ltd. 5.744% due 11/15/2028 •		$4,745	4,701
Man GLG Euro CLO DAC 3.098% due 10/15/2032 •	EUR	9,292	9,813
MAPS Ltd. 4.212% due 05/15/2043		$2,356	2,121
MASTR Asset-Backed Securities Trust
5.065% due 08/25/2036 •		144	56
5.145% due 08/25/2036 •		237	93
5.205% due 02/25/2036 •		299	118
5.285% due 11/25/2036 •		3,687	2,219
5.325% due 06/25/2036 •		129	50
5.325% due 08/25/2036 •		142	56
5.345% due 11/25/2035 •		7,955	4,544
5.415% due 01/25/2036 ~		147	143

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

5.595% due 12/25/2034 ^•	12	12
5.595% due 10/25/2035 ^•	196	178
Merrill Lynch Mortgage Investors Trust
5.295% due 02/25/2047 •	833	499
5.325% due 08/25/2037 ~	687	362
5.565% due 05/25/2036 •	66	65
MESA Trust 5.645% due 12/25/2031 •	40	40
METAL LLC 4.581% due 10/15/2042	3,165	1,851
MF1 Ltd. 5.910% due 02/19/2037 •	2,300	2,240
MidOcean Credit CLO 5.965% due 02/20/2031 ~	4,000	3,931
Morgan Stanley ABS Capital, Inc. Trust
4.915% due 10/25/2036 •	73	32
4.955% due 10/25/2036 •	596	290
4.985% due 10/25/2036 ~	2,166	964
4.985% due 11/25/2036 •	194	95
4.995% due 10/25/2036 •	175	85
4.995% due 11/25/2036 •	961	544
5.025% due 03/25/2037 •	326	146
5.045% due 02/25/2037 ~	111	54
5.065% due 11/25/2036 •	1,162	573
5.095% due 03/25/2037 ~	326	146
5.145% due 06/25/2036 •	526	395
5.145% due 09/25/2036 •	329	126
5.445% due 12/25/2035 •	10,000	9,162
5.465% due 12/25/2035 •	142	137
5.745% due 05/25/2034 •	70	65
5.835% due 06/25/2035 •	235	229
5.895% due 04/25/2035 •	196	182
6.095% due 07/25/2037 •	400	332
Morgan Stanley Capital, Inc. Trust 5.425% due 01/25/2036 •	532	509
Morgan Stanley Dean Witter Capital, Inc. Trust 6.195% due 02/25/2033 •	290	284
Morgan Stanley Home Equity Loan Trust
5.015% due 04/25/2037 •	473	258
5.075% due 04/25/2037 •	158	86
5.165% due 04/25/2036 •	81	57
Morgan Stanley Mortgage Loan Trust
5.305% due 02/25/2037 •	103	27
5.565% due 04/25/2037 •	210	61
6.465% due 09/25/2046 ^þ	286	96
6.521% due 11/25/2036 ^•	227	84
New Century Home Equity Loan Trust 5.820% due 10/25/2033 •	936	894
Newcastle Mortgage Securities Trust
5.075% due 04/25/2037 •	1,491	1,460
5.185% due 04/25/2037 •	4,292	3,910
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.460% due 02/25/2036 •	9	8
6.032% due 10/25/2036 ^þ	148	37
NovaStar Mortgage Funding Trust
5.145% due 06/25/2036 •	83	59
5.550% due 01/25/2036 •	2,275	2,261
Option One Mortgage Loan Trust
4.985% due 01/25/2037 •	52	30
5.015% due 05/25/2037 •	9,983	5,401
5.065% due 01/25/2037 ~	207	121
5.175% due 04/25/2037 ~	100	47
5.385% due 01/25/2036 •	300	266
5.610% due 08/25/2035 •	400	376
Option One Mortgage Loan Trust Asset-Backed Certificates 5.535% due 11/25/2035 •	1,929	1,807
Ownit Mortgage Loan Trust 5.745% due 10/25/2036 ^•	128	119
Park Place Securities, Inc. 5.580% due 09/25/2035 •	195	190
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.580% due 08/25/2035 •	181	173
5.580% due 09/25/2035 ~	293	279
5.640% due 07/25/2035 •	105	103
5.670% due 07/25/2035 •	950	877
5.790% due 06/25/2035 •	28	28
5.895% due 10/25/2034 •	304	297
5.970% due 03/25/2035 ~	281	271
6.090% due 01/25/2036 •	85	84
6.645% due 12/25/2034 •	4,191	4,065
People's Financial Realty Mortgage Securities Trust 4.985% due 09/25/2036 •	352	99
Popular ABS Mortgage Pass-Through Trust
5.105% due 11/25/2036 •	24	24
5.430% due 02/25/2036 •	72	70

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

PRET LLC
1.744% due 07/25/2051 þ		1,795	1,677
2.240% due 09/27/2060 þ		1,548	1,476
Purple Finance CLO DAC 3.249% due 01/25/2031 •	EUR	1,582	1,691
RAAC Trust
5.195% due 11/25/2046 •		$325	291
5.445% due 06/25/2044 •		26	21
5.445% due 09/25/2045 •		1,159	1,111
6.045% due 10/25/2045 •		26	26
6.345% due 09/25/2047 •		475	455
Ready Capital Mortgage Financing LLC 7.358% due 10/25/2039 •		4,793	4,812
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,350	2,483
5.608% due 05/25/2036 þ		9,567	4,424
5.812% due 11/25/2036 þ		513	185
6.254% due 08/25/2036 þ		9,184	3,859
7.238% due 09/25/2037 ^þ		214	99
Residential Asset Mortgage Products Trust
5.405% due 09/25/2036 ~		80	76
5.445% due 05/25/2036 ^•		649	586
5.485% due 01/25/2036 •		433	406
5.535% due 10/25/2035 •		45	44
Residential Asset Securities Corp. Trust
5.105% due 11/25/2036 ~		251	228
5.185% due 11/25/2036 •		298	277
5.185% due 04/25/2037 •		1,315	1,209
5.265% due 06/25/2036 •		51	51
5.277% due 12/25/2035 •		107	94
5.475% due 10/25/2035 ~		21	21
5.475% due 12/25/2035 •		78	77
5.490% due 03/25/2035 •		2	2
5.505% due 11/25/2035 •		30	30
5.535% due 11/25/2035 •		111	109
5.685% due 12/25/2034 •		6	6
Securitized Asset-Backed Receivables LLC Trust
2.859% due 01/25/2036 ^þ		44	34
5.025% due 07/25/2036 ~		193	68
5.125% due 05/25/2036 •		4,207	2,266
5.165% due 07/25/2036 •		189	66
5.325% due 07/25/2036 ~		649	228
5.345% due 05/25/2036 •		874	471
5.385% due 03/25/2036 •		113	100
5.505% due 08/25/2035 ^•		112	86
5.520% due 01/25/2035 •		19	18
5.805% due 01/25/2036 ^•		33	28
SG Mortgage Securities Trust
5.165% due 07/25/2036 ~		27,990	6,349
5.520% due 10/25/2035 •		601	583
SLM Private Education Loan Trust 9.434% due 10/15/2041 •		2,054	2,234
SLM Student Loan Trust
6.318% due 04/25/2023 •		1,613	1,609
6.318% due 04/25/2023 ~		772	769
Sound Point CLO Ltd. 6.018% due 07/20/2032 •		5,900	5,790
Soundview Home Loan Trust
4.925% due 06/25/2037 •		40	27
4.955% due 02/25/2037 •		281	80
5.025% due 02/25/2037 ~		393	113
5.025% due 07/25/2037 •		1,501	1,267
5.345% due 06/25/2036 •		7,655	7,468
5.370% due 03/25/2036 •		149	147
5.795% due 10/25/2037 ~		239	174
Specialty Underwriting & Residential Finance Trust
5.021% due 12/25/2036 •		1,237	1,157
5.115% due 04/25/2037 ~		127	89
5.145% due 09/25/2037 ~		7,985	5,556
5.145% due 11/25/2037 ~		656	376
5.820% due 12/25/2035 •		92	90
Starwood Commercial Mortgage Trust 5.854% due 07/15/2038 ~		4,939	4,894
Structured Asset Investment Loan Trust
4.995% due 09/25/2036 •		44	43
5.225% due 03/25/2036 •		129	125
5.445% due 01/25/2036 ~		99	97
5.745% due 05/25/2035 •		432	420
5.775% due 09/25/2034 •		419	415
5.970% due 07/25/2033 •		21	20
6.120% due 12/25/2034 •		1,138	1,089
Structured Asset Securities Corp. Mortgage Loan Trust
4.980% due 07/25/2036 •		1,304	1,287
4.995% due 09/25/2036 ~		48	45
5.075% due 01/25/2037 •		1,852	1,117
5.185% due 12/25/2036 •		56	54

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

5.265% due 02/25/2037 •	270	258
5.745% due 08/25/2037 •	38	37
5.845% due 08/25/2037 ~	132	131
Structured Asset Securities Corp. Trust 5.535% due 09/25/2035 •	401	380
TPG Real Estate Finance Issuer Ltd. 5.909% due 03/15/2038 •	12,600	12,373
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	7,000	6,478
3.706% due 02/15/2057	1,400	1,158
Vibrant CLO Ltd. 5.848% due 09/15/2030 •	12,969	12,772
WaMu Asset-Backed Certificates WaMu Trust
5.070% due 05/25/2037 •	6,259	5,674
5.085% due 05/25/2037 •	1,062	867
WAVE LLC 3.597% due 09/15/2044	1,966	1,668
Wells Fargo Home Equity Asset-Backed Securities Trust 5.340% due 05/25/2036 •	144	143
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.445% due 04/25/2034 •	102	97

Total Asset-Backed Securities (Cost $478,891)		440,262

	SHARES
PREFERRED SECURITIES 0.9%
FINANCIALS 0.9%
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	6,000,000	5,386
Charles Schwab Corp. 5.000% due 12/01/2027 •(d)	4,200,000	3,289
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(d)	1,700,000	1,467

		10,142

INDUSTRIALS 0.0%
General Electric Co. 8.196% (US0003M + 3.330%) due 06/15/2023 ~(d)	459,000	459

Total Preferred Securities (Cost $12,224)		10,601

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (g) 1.3%		15,047

U.S. TREASURY BILLS 0.0%
4.615% due 04/06/2023 (b)(c)	$397	397

Total Short-Term Instruments (Cost $15,444)		15,444

Total Investments in Securities (Cost $1,648,877)		1,543,260

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	9,089,357	88,367

Total Short-Term Instruments (Cost $88,300)		88,367

Total Investments in Affiliates (Cost $88,300)		88,367

Total Investments 136.3% (Cost $1,737,177)		$1,631,627
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $528)		(2,451)
Other Assets and Liabilities, net (36.1)%		(432,409)

Net Assets 100.0%		$1,196,767

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$5,000	$4,487	0.37%
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,983	4,975	0.42

$11,983	$9,462	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$15,047	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(15,348)	$15,047	$15,048

Total Repurchase Agreements	$(15,348)	$15,047	$15,048

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	06/01/2052	$110,100	$(105,214)	$(105,361)

Total Short Sales (8.8)%	$(105,214)	$(105,361)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(3,671) at a weighted average interest rate of 3.968%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	65	$9,173	$443	$88	$0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra 10-Year Note June Futures	06/2023	1,835	$(222,293)	$(4,630)	$0	$(1,004)

Total Futures Contracts	$(4,187)	$88	$(1,004)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.814%	$7,000	$113	$(66)	$47	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.406	300	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.784	2,100	(10)	26	16	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.735	1,000	35	20	55	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.267	2,650	(19)	34	15	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.358	1,550	(2)	15	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.430	600	(9)	15	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.599	200	2	1	3	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.605	1,200	227	(90)	137	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.853	500	(2)	5	3	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.006	EUR	2,600	6	(6)	0	2	0

$342	$(46)	$296	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$9,100	$94	$15	$109	$9	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	14,500	106	66	172	16	0

$200	$81	$281	$25	$0

Total Swap Agreements	$542	$35	$577	$31	$0

(i)	Securities with an aggregate market value of $5,256 and cash of $11,026 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	Unsettled variation margin liability of $(14) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	ILS	1,055	$312	$19	$0
BPS	04/2023	KRW	51,034	39	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

05/2023	$1,919	EUR	1,762	0	(5)
06/2023	39	KRW	50,812	0	0
BRC	04/2023	20,422	GBP	16,541	0	(17)
05/2023	GBP	16,541	$20,433	16	0
CBK	04/2023	INR	5,318	65	0	0
04/2023	$1,283	GBP	1,052	15	0
05/2023	3,221	CAD	4,298	0	(39)
05/2023	3	MXN	52	0	0
06/2023	MXN	12,702	$679	0	(16)
DUB	04/2023	$47,272	EUR	43,681	101	0
05/2023	EUR	43,681	$47,347	0	(99)
MBC	04/2023	ILS	754	220	11	0
05/2023	NOK	2,640	262	9	0
MYI	04/2023	$84	KRW	104,660	0	(4)
SCX	04/2023	INR	13,021	$159	0	0
04/2023	$164	KRW	202,462	0	(8)
TOR	04/2023	GBP	17,593	$21,161	0	(542)
UAG	04/2023	EUR	43,681	46,377	0	(995)

Total Forward Foreign Currency Contracts	$171	$(1,725)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.434%	$200	$(2)	$4	$2	$0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	100	(2)	1	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	200	(2)	4	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.840	300	1	1	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.944	100	0	0	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	400	(9)	6	0	(3)

Total Swap Agreements	$(14)	$16	$6	$(4)

(k)

Securities with an aggregate market value of $1,746 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,459	$8,459
Corporate Bonds & Notes
Banking & Finance	0	158,511	0	158,511
Industrials	0	63,010	0	63,010
Utilities	0	21,412	0	21,412
Municipal Bonds & Notes
California	0	21,192	0	21,192
New Jersey	0	4,351	0	4,351
New York	0	5,716	0	5,716
Pennsylvania	0	672	0	672
Virginia	0	3,637	0	3,637
U.S. Government Agencies	0	454,361	0	454,361
U.S. Treasury Obligations	0	75,201	0	75,201
Non-Agency Mortgage-Backed Securities	0	260,431	0	260,431
Asset-Backed Securities	0	440,262	0	440,262

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2023 (Unaudited)

Preferred Securities
Financials	0	10,142	0	10,142
Industrials	0	459	0	459
Short-Term Instruments
Repurchase Agreements	0	15,047	0	15,047
U.S. Treasury Bills	0	397	0	397

	$0	$1,534,801	$8,459	$1,543,260
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$88,367	$0	$0	$88,367

Total Investments	$88,367	$1,534,801	$8,459	$1,631,627

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(105,361)	$0	$(105,361)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	119	0	119
Over the counter	0	177	0	177

	$0	$296	$0	$296
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,004)	0	(1,004)
Over the counter	0	(1,729)	0	(1,729)

	$0	$(2,733)	$0	$(2,733)

Total Financial Derivative Instruments	$0	$(2,437)	$0	$(2,437)

Totals	$88,367	$1,427,003	$8,459	$1,523,829

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.2% ¤
CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 6.9%
Credit Suisse Group AG 7.750% due 03/01/2029 •	EUR	100	$119
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	3,631	398
NatWest Group PLC
4.519% due 06/25/2024 •		$200	199
6.684% (US0003M + 1.550%) due 06/25/2024 ~		300	300
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	2,198	238
1.000% due 10/01/2053		25	3
1.500% due 10/01/2053		2,431	266
2.000% due 10/01/2053		500	59
Nykredit Realkredit AS
1.000% due 10/01/2050		3,521	380
1.000% due 10/01/2053		2,784	297
1.500% due 10/01/2053		25,320	2,807
2.000% due 10/01/2053		5,889	660
2.500% due 10/01/2047		17	2
3.000% due 10/01/2053		5,220	685
Realkredit Danmark AS
1.000% due 10/01/2050		11,028	1,189
1.000% due 10/01/2053		1,441	154
1.500% due 10/01/2050		39,223	4,315
1.500% due 10/01/2053		21,180	2,270
2.000% due 10/01/2053		1,632	183
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,634	608
UniCredit SpA 7.830% due 12/04/2023		$600	606

Total Corporate Bonds & Notes (Cost $21,422)			15,740

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
3.993% due 10/01/2044 •		2	1
5.290% due 02/25/2037 •		10	10
Freddie Mac
3.757% due 09/01/2036 •		8	8
5.568% due 07/01/2036 •		24	24
Ginnie Mae 3.858% due 08/20/2068 •		286	278
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		8	8
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2053		9,200	8,800
4.500% due 05/01/2053		8,400	8,233
5.000% due 05/01/2053		4,600	4,588
6.500% due 04/01/2053		6,300	6,496

Total U.S. Government Agencies (Cost $28,219)			28,446

U.S. TREASURY OBLIGATIONS 124.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025 (e)		807	782
0.125% due 04/15/2026		6,549	6,286
0.125% due 07/15/2026		4,731	4,558
0.125% due 10/15/2026 (b)		9,417	9,045
0.125% due 04/15/2027 (b)		2,861	2,726
0.125% due 01/15/2030 (b)		18,527	17,276
0.125% due 07/15/2030		1,984	1,847
0.125% due 01/15/2031		7,736	7,155
0.125% due 07/15/2031 (b)		38,483	35,469
0.125% due 01/15/2032 (b)		22,453	20,524
0.125% due 02/15/2051		4,942	3,429
0.125% due 02/15/2052		4,085	2,841
0.250% due 01/15/2025		10,359	10,110
0.250% due 07/15/2029		11,114	10,537
0.250% due 02/15/2050		5,645	4,101
0.375% due 07/15/2025		5,269	5,155
0.375% due 01/15/2027 (e)		991	955

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

0.375% due 07/15/2027		9,835	9,504
0.500% due 01/15/2028		2,960	2,858
0.625% due 01/15/2026		9,369	9,162
0.625% due 07/15/2032 (b)		18,126	17,327
0.625% due 02/15/2043		3,670	3,103
0.750% due 07/15/2028 (b)		15,735	15,436
0.750% due 02/15/2042		2,768	2,420
0.750% due 02/15/2045		12,415	10,588
0.875% due 01/15/2029 (b)		18,250	17,938
0.875% due 02/15/2047		6,006	5,207
1.000% due 02/15/2046		7,059	6,322
1.000% due 02/15/2048		1,560	1,392
1.000% due 02/15/2049		3,246	2,892
1.375% due 02/15/2044 (b)(e)		591	573
1.625% due 10/15/2027 (b)		3,535	3,606
1.750% due 01/15/2028 (b)		12,505	12,799
2.000% due 01/15/2026		2,281	2,315
2.125% due 02/15/2040		1,606	1,775
2.125% due 02/15/2041		7,201	7,958
2.500% due 01/15/2029		3,650	3,910
3.375% due 04/15/2032 (e)		430	509
3.625% due 04/15/2028		2,424	2,707

Total U.S. Treasury Obligations (Cost $314,115)			283,097

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Funding Trust 3.827% due 01/20/2047 ~		345	287
Countrywide Alternative Loan Trust 4.956% due 12/20/2046 ^•		566	451
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	79	81
GSR Mortgage Loan Trust 4.052% due 09/25/2035 ~		$8	7
HarborView Mortgage Loan Trust 5.661% due 06/20/2035 •		228	198
IndyMac INDX Mortgage Loan Trust 5.685% due 05/25/2034 •		589	514
MortgageIT Mortgage Loan Trust 5.850% due 12/25/2034 ~		7	7
Residential Accredit Loans, Inc. Trust 5.205% due 06/25/2046 •		198	45
Towd Point Mortgage Funding 5.893% due 02/20/2054 •	GBP	442	544

Total Non-Agency Mortgage-Backed Securities (Cost $2,243)			2,134

ASSET-BACKED SECURITIES 1.4%
Asset-Backed Funding Certificates Trust 5.445% due 10/25/2034 •		$8	8
Atlas Senior Loan Fund Ltd. 5.942% due 01/16/2030 •		353	351
CIT Mortgage Loan Trust 6.195% due 10/25/2037 •		67	67
Citigroup Mortgage Loan Trust
4.925% due 01/25/2037 •		138	100
5.135% due 09/25/2036 •		268	254
5.535% due 10/25/2035 ^•		500	452
Home Equity Asset Trust 5.700% due 08/25/2034 •		35	34
Man GLG Euro CLO DAC 3.158% due 01/15/2030 •	EUR	124	132
Massachusetts Educational Financing Authority 5.768% due 04/25/2038 •		$20	19
Morgan Stanley ABS Capital, Inc. Trust 5.505% due 01/25/2035 •		229	221
Mountain View CLO Ltd. 5.635% due 10/13/2027 •		36	36
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.610% due 05/25/2035 ~		1,173	1,140
Saxon Asset Securities Trust 2.024% due 05/25/2035 •		32	30
Sound Point CLO Ltd.
5.715% due 01/23/2029 •		225	224
5.805% due 01/23/2029 •		120	120
Structured Asset Securities Corp. Mortgage Loan Trust 5.845% due 08/25/2037 ~		10	10

Total Asset-Backed Securities (Cost $3,117)			3,198

SOVEREIGN ISSUES 14.8%
Australia Government International Bond 3.000% due 09/20/2025	AUD	1,193	849
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	1,052	867

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,625	2,867
0.100% due 07/25/2031 (a)		1,029	1,111
0.100% due 07/25/2038 (a)		1,684	1,715
0.250% due 07/25/2024 (a)		3,650	4,016
2.100% due 07/25/2023 (a)		375	416
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		464	463
1.400% due 05/26/2025 (a)		9,594	10,340
Japan Government International Bond
0.005% due 03/10/2031 (a)	JPY	52,697	412
0.100% due 03/10/2028 (a)		420,074	3,273
0.100% due 03/10/2029 (a)		662,017	5,203
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	417
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	379	239
3.000% due 09/20/2030		1,501	1,008
Qatar Government International Bond 3.875% due 04/23/2023		$300	300

Total Sovereign Issues (Cost $36,124)			33,496

Total Investments in Securities (Cost $405,240)			366,111

Total Investments 161.2% (Cost $405,240)			$366,111
Financial Derivative Instruments (c)(d) (0.5)%(Cost or Premiums, net $(229))			(1,213)
Other Assets and Liabilities, net (60.7)%			(137,730)

Net Assets 100.0%			$227,168

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	4.710%	02/22/2023	04/05/2023	$(2,327)	$(2,339)
4.750	02/23/2023	04/05/2023	(19,055)	(19,153)
4.760	03/02/2023	04/04/2023	(30,405)	(30,534)
BPG	4.740	02/22/2023	04/05/2023	(7,505)	(7,544)
4.940	03/27/2023	04/10/2023	(14,667)	(14,682)
MSC	4.750	03/20/2023	04/04/2023	(2,081)	(2,085)
4.890	03/23/2023	04/13/2023	(5,614)	(5,622)
TDM	4.760	03/06/2023	04/05/2023	(1,600)	(1,606)
4.810	03/08/2023	04/04/2023	(33,968)	(34,086)

Total Sale-Buyback Transactions	$(117,651)

(b)	Securities with an aggregate market value of $121,564 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(123,839) at a weighted average interest rate of 4.567%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(39) of deferred price drop.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	$112.000	04/21/2023	12	$12	$(6)	$(1)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	7	7	(3)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	7	7	(5)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	12	12	(11)	(2)

Total Written Options	$(25)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	76	$11,196	$384	$51	$(54)
U.S. Treasury 5-Year Note June Futures	06/2023	462	50,593	996	105	0

$1,380	$156	$(54)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2023	10	$(727)	$(10)	$2	$(1)
Australia Government 10-Year Bond June Futures	06/2023	2	(164)	(5)	1	(1)
Euro-Bobl June Futures	06/2023	50	(6,392)	(145)	26	(16)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

Euro-BTP Italy Government Bond June Futures	06/2023	64	(7,314)	(80)	20	(10)
Euro-BTP June Futures	06/2023	113	(14,136)	(503)	77	(97)
Euro-Buxl 30-Year Bond June Futures	06/2023	60	(9,166)	(569)	44	(72)
Euro-Oat June Futures	06/2023	33	(4,661)	(149)	22	(24)
Euro-Schatz June Futures	06/2023	952	(109,124)	(1,087)	227	(46)
Japan Government 10-Year Bond June Futures	06/2023	44	(49,085)	(760)	166	0
U.S. Treasury 2-Year Note June Futures	06/2023	103	(21,265)	(32)	0	(15)
U.S. Treasury 10-Year Note June Futures	06/2023	333	(38,269)	(981)	0	(114)
U.S. Treasury Long-Term Bond June Futures	06/2023	79	(10,361)	(433)	0	(79)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	24	(2,907)	(113)	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	10	(1,411)	(64)	0	(13)

$(4,931)	$585	$(501)

Total Futures Contracts	$(3,551)	$741	$(555)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.267%	$100	$(5)	$6	$1	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$5	$2	$1	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	$15,600	(120)	201	81	88	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	7,000	134	(171)	(37)	0	(88)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	11,300	0	(357)	(357)	0	(7)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	35	39	3	0
Receive(5)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	$5,500	0	375	375	0	(18)
Pay(5)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	1,100	0	(264)	(264)	12	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	2,000	(11)	(197)	(208)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(7)	(88)	(95)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,800	(7)	(150)	(157)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	800	(3)	(67)	(70)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	5,600	0	(39)	(39)	0	(3)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032	6,500	(66)	(1,728)	(1,794)	1	0
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032	5,800	(118)	(1,485)	(1,603)	1	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	900	(20)	(16)	(36)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	2,400	(24)	35	11	1	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	1,000	62	457	519	0	(1)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	1,100	1	569	570	0	(1)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	1,900	118	864	982	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	900	24	(28)	(4)	0	(1)
Pay	CPTFEMU	3.520	Maturity	09/15/2024	800	(2)	(9)	(11)	0	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027	200	0	7	7	1	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,000	1	34	35	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027	300	0	8	8	1	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030	1,600	10	64	74	6	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	3,900	(28)	(845)	(873)	0	(14)
Receive	CPTFEMU	2.600	Maturity	05/15/2032	1,400	7	58	65	7	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032	900	0	30	30	4	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032	2,100	(6)	42	36	9	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032	800	0	34	34	3	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	55	54	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037	1,210	1	(77)	(76)	0	(7)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

Pay	CPTFEMU	2.580	Maturity	03/15/2052	300	0	(32)	(32)	0	(3)
Pay	CPTFEMU	2.590	Maturity	03/15/2052	400	(10)	(31)	(41)	0	(4)
Pay	CPTFEMU	2.421	Maturity	05/15/2052	170	0	(23)	(23)	0	(2)
Pay	CPTFEMU	2.590	Maturity	12/15/2052	300	0	(10)	(10)	0	(3)
Receive	CPURNSA	2.220	Maturity	04/13/2023	$318	0	29	29	0	0
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	273	273	0	(1)
Receive	CPURNSA	2.419	Maturity	03/05/2026	2,100	0	201	201	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	1,800	0	135	135	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	800	0	58	58	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	830	0	64	64	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	46	46	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	(204)	(204)	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(242)	(242)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(140)	(140)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(174)	(174)	0	0
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(75)	(74)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	171	172	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(92)	(92)	0	(1)

$(62)	$(2,694)	$(2,756)	$142	$(175)

Total Swap Agreements	$(67)	$(2,688)	$(2,755)	$142	$(175)

Cash of $5,825 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	DKK	48,972	$6,983	$0	$(146)
04/2023	NZD	1,777	1,104	0	(7)
04/2023	$409	NZD	658	2	0
05/2023	NZD	658	$409	0	(2)
05/2023	PEN	541	141	0	(2)
BPS	04/2023	DKK	35	5	0	0
04/2023	EUR	796	850	0	(13)
04/2023	$6,714	DKK	46,242	17	0
04/2023	288	EUR	265	0	(1)
05/2023	AUD	1,218	$814	0	(1)
05/2023	DKK	44,355	6,455	0	(14)
05/2023	$367	EUR	337	0	(1)
06/2023	MXN	6,428	$337	0	(14)
BRC	04/2023	PLN	180	41	0	(1)
05/2023	DKK	23,976	3,507	10	0
CBK	04/2023	53,470	7,600	0	(184)
04/2023	$4,497	DKK	30,856	0	(5)
04/2023	1,176	EUR	1,098	15	0
04/2023	24	PEN	92	0	0
05/2023	DKK	30,798	$4,497	5	0
05/2023	$140	DKK	960	0	0
06/2023	24	PEN	93	1	0
DUB	04/2023	AUD	450	$303	2	0
04/2023	BRL	1,611	317	0	(1)
04/2023	$302	BRL	1,611	16	0
04/2023	194	DKK	1,325	0	(1)
04/2023	24,305	EUR	22,459	52	0
04/2023	7,579	JPY	993,413	0	(97)
05/2023	EUR	22,459	$24,344	0	(51)
05/2023	JPY	989,415	7,579	97	0
07/2023	BRL	1,637	302	0	(15)
GLM	04/2023	1,598	295	0	(21)
04/2023	$314	BRL	1,598	1	0
MBC	04/2023	EUR	4,009	$4,287	0	(61)
04/2023	GBP	419	506	0	(11)
04/2023	JPY	211,946	1,574	0	(22)
04/2023	PLN	267	61	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

04/2023	$905	EUR	843	10	0
05/2023	NOK	526	$52	2	0
MYI	04/2023	AUD	275	185	1	0
04/2023	JPY	14,745	108	0	(3)
TOR	04/2023	CAD	1,099	810	0	(3)
04/2023	JPY	765,585	5,640	0	(126)
04/2023	$278	CAD	377	1	0
04/2023	583	NZD	942	6	0
05/2023	CAD	377	$278	0	(1)
05/2023	NZD	942	583	0	(6)
UAG	04/2023	AUD	493	335	5	0
04/2023	EUR	19,129	20,310	0	(436)
04/2023	$532	CAD	723	3	0
05/2023	CAD	723	$532	0	(3)

Total Forward Foreign Currency Contracts	$246	$(1,250)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	4,100	$254	$743
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	5,800	62	1
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	16,300	196	16

Total Purchased Options	$512	$760

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(67)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0

$(105)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340%	11/17/2023	20,200	$(254)	$(1,020)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	3,200	(63)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,200	(14)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,200	(17)	(14)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	9,000	(196)	(13)

$(544)	$(1,050)

Total Written Options	$(649)	$(1,117)

(e)

Securities with an aggregate market value of $926 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,740	$0	$15,740
U.S. Government Agencies	0	28,446	0	28,446
U.S. Treasury Obligations	0	283,097	0	283,097
Non-Agency Mortgage-Backed Securities	0	2,134	0	2,134
Asset-Backed Securities	0	3,198	0	3,198
Sovereign Issues	0	33,496	0	33,496

Total Investments	$0	$366,111	$0	$366,111

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	636	247	0	883
Over the counter	0	1,006	0	1,006

	$636	$1,253	$0	$1,889
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(321)	(414)	0	(735)
Over the counter	0	(2,367)	0	(2,367)

	$(321)	$(2,781)	$0	$(3,102)

Total Financial Derivative Instruments	$315	$(1,528)	$0	$(1,213)

Totals	$315	$364,583	$0	$364,898

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$194

Total Corporate Bonds & Notes (Cost $195)		194

MUNICIPAL BONDS & NOTES 93.5%
ALABAMA 1.7%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2050 (c)	500	513
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	940	823

		1,336

ARIZONA 0.4%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	262

CALIFORNIA 13.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (c)	1,000	515
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	988
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	1,000	1,024
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	500	430
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	210
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	3,000	3,172
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	2,250	118
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (e)	1,000	798
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	265
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	270
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	192
3.500% due 10/01/2046	750	566
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	500	245
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	5,500	559
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	314
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	60	60
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	501
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	168

		10,395

COLORADO 4.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,137
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	750	405
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	424

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	472

		3,438

CONNECTICUT 0.2%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	123

DELAWARE 2.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,005	887
7.120% due 10/01/2038	175	172
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	458

		1,517

FLORIDA 2.6%
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	562
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	500	500
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2028 (b)	475	370
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	209
4.000% due 12/15/2030	200	183
4.000% due 12/15/2031	210	191

		2,015

IDAHO 0.5%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	500	366

ILLINOIS 9.5%
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,000	1,071
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,088
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,142
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	957
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,003
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,056

		7,317

INDIANA 0.7%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	497

IOWA 0.9%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	487
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	234

		721

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,167

LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	635

MICHIGAN 4.8%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	355	397
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	370
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.794% (US0003M) due 07/01/2032 ~	1,000	939

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,004

		3,710

NEVADA 2.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	500	457
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,161
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	127

		1,745

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	265

NEW JERSEY 5.8%
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	266
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,031
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	998
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	500	541
5.000% due 06/01/2033	1,000	1,078
5.000% due 06/01/2046	500	502

		4,416

NEW MEXICO 0.6%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	435

NEW YORK 8.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	495	495
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.000% due 06/15/2046	2,000	2,000
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	964
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	500	525
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	997
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	2,000	225
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,045

		6,251

OHIO 3.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	884
5.000% due 06/01/2034	1,000	1,082
5.000% due 06/01/2055	895	811

		2,777

OREGON 0.5%
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2038 (b)	750	386

PENNSYLVANIA 2.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	500	492
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	1,000	1,024
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029 (a)	500	510

		2,026

PUERTO RICO 11.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	955	417
0.000% due 11/01/2051	5,437	2,112
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	500	284

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

4.000% due 07/01/2041	850	692
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	899	746
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.705% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	918
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	1,924	1,126
5.000% due 07/01/2062	94	89
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	61	38
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	8,500	1,654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	500	469

		8,545

RHODE ISLAND 2.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,009
5.000% due 06/01/2050	1,250	1,228

		2,237

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	203

TEXAS 8.9%
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	1,000	530
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	1,000	987
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	258
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	452
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	250	181
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,043
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.710% (US0003M) due 12/15/2026 ~	500	493
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	2,755	2,900

		6,844

VIRGINIA 0.9%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	765	717

WASHINGTON 1.4%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	500	506
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	600	574

		1,080

WISCONSIN 0.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (b)	1,970	91
4.500% due 06/01/2056	225	170

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

6.500% due 09/01/2036	152	139

		400

Total Municipal Bonds & Notes (Cost $72,016)		71,826

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.8%		617

Total Short-Term Instruments (Cost $617)		617

Total Investments in Securities (Cost $72,828)		72,637

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	795,878	7,738

Total Short-Term Instruments (Cost $7,736)		7,738

Total Investments in Affiliates (Cost $7,736)		7,738

Total Investments 104.6% (Cost $80,564)		$80,375
Other Assets and Liabilities, net (4.6)%		(3,523)

Net Assets 100.0%		$76,852

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$905	$798	1.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$617	U.S. Treasury Bills 0.000% due 03/21/2024	$(629)	$617	$617

Total Repurchase Agreements						$(629)	$617	$617

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance			$0	$0	$194	$194
Municipal Bonds & Notes
	Alabama			0	1,336	0	1,336
	Arizona			0	262	0	262
	California			0	10,395	0	10,395
	Colorado			0	3,438	0	3,438
	Connecticut			0	123	0	123
	Delaware			0	1,517	0	1,517
	Florida			0	2,015	0	2,015
	Idaho			0	366	0	366
	Illinois			0	7,317	0	7,317
	Indiana			0	497	0	497
	Iowa			0	721	0	721
	Kentucky			0	1,167	0	1,167
	Louisiana			0	635	0	635
	Michigan			0	3,710	0	3,710
	Nevada			0	1,745	0	1,745
	New Hampshire			0	265	0	265
	New Jersey			0	4,416	0	4,416
	New Mexico			0	435	0	435
	New York			0	6,251	0	6,251
	Ohio			0	2,777	0	2,777
	Oregon			0	386	0	386
	Pennsylvania			0	2,026	0	2,026
	Puerto Rico			0	8,545	0	8,545
	Rhode Island			0	2,237	0	2,237
	Tennessee			0	203	0	203
	Texas			0	6,844	0	6,844
	Virginia			0	717	0	717
	Washington			0	1,080	0	1,080
	Wisconsin			0	400	0	400
Short-Term Instruments
	Repurchase Agreements			0	617	0	617

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2023 (Unaudited)

	$0	$72,443	$194	$72,637
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,738	$0	$0	$7,738

Total Investments	$7,738	$72,443	$194	$80,375

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio's shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the normally scheduled NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolios can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Notes to Financial Statements (Cont.)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended March 31, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$46,687	$77,649	$(59,400)	$19	$(6)	$64,949	$449	$0
PIMCO Fixed Income SHares: Series LD	2,828	19,877	(17,302)	0	0	5,403	77	0
PIMCO Fixed Income SHares: Series M	86,348	54,165	(52,200)	10	44	88,367	1,065	0
PIMCO Fixed Income SHares: Series TE	662	15,374	(8,300)	1	1	7,738	74	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co. LLC.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR01M	1 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"